UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04801

SUNAMERICA EQUITY FUNDS

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

Vincent M. Marra

Senior Vice President

AIG SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6464

Date of fiscal year end: September 30

Date of reporting period: June 30, 2007

Item 1. Schedule of Investments.

SunAmerica Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS—June 30, 2007 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK-98.5%
Aerospace/Defense-1.9%

Boeing Co.	9,300	$894,288
Spirit Aerosystems Holdings, Inc., Class A†	11,700	421,785

		1,316,073

Aerospace/Defense-Equipment-1.5%

United Technologies Corp.	14,700	1,042,671

Agricultural Chemicals-1.2%

Monsanto Co.	12,500	844,250

Applications Software-3.2%

Microsoft Corp.	76,200	2,245,614

Banks-Fiduciary-1.0%

The Bank of New York Co., Inc.	16,800	696,192

Beverages-Non-alcoholic-2.7%

PepsiCo, Inc.	28,700	1,861,195

Cable TV-1.3%

Comcast Corp., Class A†	31,200	877,344

Casino Services-0.5%

International Game Technology	8,300	329,510

Cellular Telecom-1.1%

NII Holdings, Inc.†	9,600	775,104

Coal-1.2%

Peabody Energy Corp.	17,300	836,974

Commercial Services-0.8%

AerCap Holdings NV†	16,500	528,000

Computer Aided Design-1.7%

Autodesk, Inc.†	25,600	1,205,248

Computers-5.9%

Apple, Inc.†	10,900	1,330,236
Hewlett-Packard Co.	19,600	874,552
International Business Machines Corp.	14,100	1,484,025
Research In Motion, Ltd.†	2,100	419,979

		4,108,792

Computers-Memory Devices-0.9%

Network Appliance, Inc.†	22,500	657,000

Cosmetics & Toiletries-2.9%

Procter & Gamble Co.	33,000	2,019,270

Diagnostic Kits-0.7%

Inverness Medical Innovations, Inc.†	10,000	510,200

Distribution/Wholesale-1.0%

WESCO International, Inc.†	11,000	664,950

Diversified Manufactured Operations-6.3%

3M Co.	6,100	529,419
Danaher Corp.	12,600	951,300
Dover Corp.	15,200	777,480
General Electric Co.	56,300	2,155,164

		4,413,363

E-Commerce/Services-0.9%

eBay, Inc.†	20,400	656,472

Electric Products-Misc.-3.0%

AMETEK, Inc.	32,000	1,269,760
Emerson Electric Co.	17,900	837,720

		2,107,480

Electronic Components-Semiconductors-3.8%

Intel Corp.	44,104	1,047,911
Intersil Corp., Class A	22,800	717,288
Texas Instruments, Inc.	23,200	873,016

		2,638,215

Electronic Measurement Instruments-1.2%

Agilent Technologies, Inc.†	21,700	834,148

Electronics-Military-1.0%

L-3 Communications Holdings, Inc.	7,200	701,208

Enterprise Software/Service-1.2%

Oracle Corp.†	41,000	808,110

Entertainment Software-0.8%

Electronic Arts, Inc.†	12,100	572,572

Finance-Consumer Loans-1.0%

SLM Corp.	12,200	702,476

Finance-Credit Card-2.0%

American Express Co.	22,300	1,364,314

Finance-Investment Banker/Broker-5.5%

Citigroup, Inc.	13,900	712,931
Merrill Lynch & Co., Inc.	9,900	827,442
TD Ameritrade Holding Corp.†	55,600	1,112,000
The Goldman Sachs Group, Inc.	5,400	1,170,450

		3,822,823

Finance-Other Services-0.5%

Nymex Holdings, Inc.	2,500	314,075

Instruments-Scientific-1.0%

Thermo Fisher Scientific, Inc.†	14,100	729,252

Insurance-Property/Casualty-0.6%

OneBeacon Insurance Group, Ltd.	17,000	430,610

Machinery-Construction & Mining-1.0%

Caterpillar, Inc.	9,200	720,360

Machinery-General Industrial-0.9%

IDEX Corp.	17,131	660,229

Medical Instruments-1.3%

Medtronic, Inc.	17,000	881,620

Medical Products-3.4%

Johnson & Johnson	30,500	1,879,410
Varian Medical Systems, Inc.†	11,600	493,116

		2,372,526

Medical-Biomedical/Gene-3.5%

Amgen, Inc.†	12,600	696,654
Celgene Corp.†	6,800	389,844
Genentech, Inc.†	8,600	650,676
Genzyme Corp.†	10,500	676,200

		2,413,374

Medical-Drugs-1.9%

Abbott Laboratories	7,600	406,980
Allergan, Inc.	4,600	265,144
Novartis AG ADR	11,300	633,591

		1,305,715

Medical-Generic Drugs-1.0%

Barr Pharmaceuticals, Inc.†	14,200	713,266

Medical-HMO-1.7%

UnitedHealth Group, Inc.	23,700	1,212,018

Multimedia-0.7%

News Corp., Class A	23,379	495,869

Networking Products-2.5%

Cisco Systems, Inc.†	62,700	1,746,195

Oil Companies-Integrated-1.5%

Exxon Mobil Corp.	12,800	1,073,664

Oil-Field Services-2.0%

Schlumberger, Ltd.	16,100	1,367,534

Radio-0.4%

XM Satellite Radio Holdings, Inc., Class A†	23,900	281,303

Rental Auto/Equipment-0.6%

RSC Holdings, Inc.†	22,600	452,000

Retail-Building Products-1.1%

Home Depot, Inc.	19,900	783,065

Retail-Consumer Electronics-1.0%

Best Buy Co., Inc.	14,600	681,382

Retail-Discount-2.7%

Target Corp.	18,700	1,189,320
Wal-Mart Stores, Inc.	14,400	692,784

		1,882,104

Retail-Drug Store-2.0%

CVS Caremark Corp.	38,302	1,396,108

Retail-Office Supplies-0.9%

Staples, Inc.	26,900	638,337

Retail-Regional Department Stores-0.8%

Kohl’s Corp.†	8,100	575,343

Retail-Restaurants-0.8%

Starbucks Corp.†	22,600	593,024

Telecom Equipment-Fiber Optics-1.2%

Corning, Inc.†	31,500	804,825

Therapeutics-1.1%

Gilead Sciences, Inc.†	20,400	790,908

Web Portals/ISP-4.4%

Google, Inc., Class A†	3,650	1,910,337
Yahoo!, Inc.†	43,400	1,177,442

		3,087,779

Wireless Equipment-1.8%

QUALCOMM, Inc.	28,250	1,225,767

Total Long-Term Investment Securities (cost $60,459,027)		68,767,820

REPURCHASE AGREEMENT-2.0%

State Street Bank & Trust Co. Joint Repurchase Agreement (1) (cost $1,386,000)	$1,386,000	1,386,000

TOTAL INVESTMENTS (cost $61,845,027) (2)	100.5%	70,153,820
Liabilities in excess of other assets	(0.5)	(338,763)

NET ASSETS	100.0%	$69,815,057

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 3 for cost of investment on a tax basis.

ADR – American Depository Receipt

See Notes to Portfolio of Investments

SunAmerica Growth Opportunities Fund

PORTFOLIO OF INVESTMENTS—June 30, 2007 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK-90.7%
Aerospace/Defense-Equipment-0.8%

LMI Aerospace, Inc.†	23,300	$565,957

Airlines-2.8%

Alaska Air Group, Inc.†	36,200	1,008,532
US Airways Group, Inc.†	31,400	950,478

		1,959,010

Applications Software-2.3%

American Reprographics Co.†	53,400	1,644,186

Banks-Commercial-1.4%

Western Alliance Bancorp.†	32,300	964,155

Building & Construction Products-Misc.-1.4%

NCI Building Systems, Inc.†	19,800	976,734

Building-MobileHome/Manufactured Housing-0.6%

Williams Scotsman International, Inc.†	19,100	454,771

Casino Hotel-1.4%

Trump Entertainment Resorts, Inc.†	76,700	962,585

Casino Services-1.7%

Shuffle Master, Inc.†	71,800	1,191,880

Commercial Services-Finance-5.7%

Euronet Worldwide, Inc.†	40,200	1,172,232
Heartland Payment Systems, Inc.	47,800	1,401,974
Jackson Hewitt Tax Service, Inc.	51,900	1,458,909

		4,033,115

Computer Aided Design-1.4%

Aspen Technology, Inc.†	68,600	960,400

Computers-Memory Devices-0.9%

Isilon Systems, Inc.†	42,500	655,350

Consulting Services-2.2%

CRA International, Inc.†	12,100	583,220
LECG Corp.†	67,200	1,015,392

		1,598,612

Cosmetics & Toiletries-1.7%

Physicians Formula Holdings, Inc.†	78,000	1,226,550

Decision Support Software-0.4%

Cognos, Inc.†	7,300	289,591

Diagnostic Equipment-1.6%

Home Diagnostics, Inc.†	98,200	1,155,814

Distribution/Wholesale-0.7%

WESCO International, Inc.†	8,500	513,825

E-Commerce/Products-1.8%

NutriSystem, Inc.†	18,800	1,312,992

Electronic Components-Misc.-2.2%

Daktronics, Inc.	40,400	867,792
Rogers Corp.†	18,700	691,900

		1,559,692

Electronic Components-Semiconductors-1.5%

QLogic Corp.†	63,300	1,053,945

Finance-Consumer Loans-1.0%

Nelnet, Inc., Class A	28,500	696,540

Finance-Investment Banker/Broker-5.7%

E*TRADE Financial Corp.†	38,600	852,674
optionsXpress Holdings, Inc.	48,300	1,239,378
TD Ameritrade Holding Corp.†	53,600	1,072,000
TradeStation Group, Inc.†	74,800	871,420

		4,035,472

Finance-Other Services-0.6%

Nasdaq Stock Market, Inc.†	15,500	460,505

Food-Dairy Products-0.5%

Dean Foods Co.†	11,800	376,066

Footwear & Related Apparel-1.0%

Steven Madden, Ltd.	21,600	707,616

Hotel/Motel-0.3%

Home Inns & Hotels Management, Inc. ADR†	6,700	215,807

Human Resources-1.8%

AMN Healthcare Services, Inc.†	53,200	1,170,400
Barrett Business Services, Inc.	5,400	139,482

		1,309,882

Insurance-Life/Health-1.3%

American Equity Investment Life Holding Co.	76,100	919,288

Insurance-Multi-line-2.8%

HCC Insurance Holdings, Inc.	59,900	2,001,259

Insurance-Property/Casualty-1.1%

OneBeacon Insurance Group, Ltd.	29,800	754,834

Internet Connectivity Services-0.5%

NDS Group PLC ADR†	6,900	323,955

Internet Financial Services-1.3%

Online Resources Corp.†	84,100	923,418

Internet Infrastructure Equipment-1.0%

Avocent Corp.†	25,500	739,755

Internet Security-1.9%

CheckFree Corp.†	34,000	1,366,800

Machinery-General Industrial-0.6%

Flow International Corp.†	33,800	425,880

Medical Products-1.2%

Northstar Neuroscience, Inc.†	73,100	850,153

Medical-HMO-1.4%

Magellan Health Services, Inc.†	21,600	1,003,752

Medical-Hospitals-1.8%

Health Management Assoc., Inc., Class A	114,600	1,301,856

Medical-Outpatient/Home Medical-1.7%

Radiation Therapy Services, Inc.†	46,400	1,222,176

Metal Processors & Fabrication-1.2%

Dynamic Materials Corp.†	23,700	888,750

Music-1.1%

Warner Music Group Corp.	55,100	796,195

Office Supplies & Forms-0.8%

The Standard Register Co.	47,800	544,920

Oil Field Machinery & Equipment-2.4%

Metretek Technologies, Inc.†	111,900	1,727,736

Physical Therapy/Rehabilation Centers-5.3%

Healthsouth Corp.†	74,700	1,352,817
Psychiatric Solutions, Inc.†	66,100	2,396,786

		3,749,603

Rental Auto/Equipment-1.7%

RSC Holdings, Inc.†	59,800	1,196,000

Research & Development-0.8%

Pharmaceutical Product Development, Inc.	14,900	570,223

Retail-Apparel/Shoe-2.3%

The Children’s Place Retail Stores, Inc.†	31,300	1,616,332

Retail-Petroleum Products-2.8%

World Fuel Services Corp.	47,200	1,985,232

Retirement/Aged Care-0.9%

Five Star Quality Care, Inc.†	81,600	651,168

Semiconductors Components-Intergrated Circuits-1.2%

Integrated Device Technology, Inc.†	54,100	826,107

Telecom Services-3.1%

NeuStar Inc., Class A†	61,600	1,784,552
Time Warner Telecom, Inc., Class A†	21,600	434,160

		2,218,712

Transactional Software-2.0%

Transaction Systems Architects, Inc.†	15,900	535,194
VeriFone Holdings, Inc.†	24,700	870,675

		1,405,869

Transport-Services-0.7%

UTI Worldwide, Inc.	19,000	509,010

Water-1.5%

Aqua America, Inc.	48,100	1,081,769

Wireless Equipment-1.9%

Radyne Corp.†	123,700	1,319,879

X-Ray Equipment-1.0%

Hologic, Inc.†	12,400	685,844

Total Long-Term Investment Securities (cost $62,072,441)		64,487,527

REPURCHASE AGREEMENT-10.4%

State Street Bank & Trust Co., Joint Repurchase Agreement (1) (cost $7,402,000)	$7,402,000	7,402,000

TOTAL INVESTMENTS (cost $69,474,441) (2)	101.1%	71,889,527
Liabilities in excess of other assets	(1.1)	(785,803)

NET ASSETS	100.0%	$71,103,724

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 3 for cost of investment on a tax basis.

ADR – American Depository Receipt

See Notes to Portfolio of Investments

SunAmerica New Century Fund

PORTFOLIO OF INVESTMENTS—June 30, 2007 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK-87.4%
Airlines-2.9%

Alaska Air Group, Inc.†	62,500	$1,741,250
US Airways Group, Inc.†	50,900	1,540,743

		3,281,993

Applications Software-2.3%

American Reprographics Co.†	85,500	2,632,545

Banks-Commercial-1.0%

Whitney Holding Corp.	36,100	1,086,610

Building & Construction Products-Misc.-1.4%

NCI Building Systems, Inc.†	31,700	1,563,761

Building-MobileHome/Manufactured Housing-0.6%

Williams Scotsman International, Inc.†	30,300	721,443

Cable TV-1.6%

Time Warner Cable, Inc., Class A†	47,100	1,844,907

Casino Services-1.7%

Shuffle Master, Inc.†	114,700	1,904,020

Commercial Services-2.3%

Iron Mountain, Inc.†	98,800	2,581,644

Commercial Services-Finance-3.7%

Euronet Worldwide, Inc.†	64,700	1,886,652
Jackson Hewitt Tax Service, Inc.	84,000	2,361,240

		4,247,892

Computers-Memory Devices-1.2%

Network Appliance, Inc.†	46,600	1,360,720

Data Processing/Management-1.9%

Global Payments, Inc.	53,800	2,133,170

Decision Support Software-0.4%

Cognos, Inc.†	12,000	476,040

Distribution/Wholesale-0.7%

WESCO International, Inc.†	13,600	822,120

E-Commerce/Products-1.9%

NutriSystem, Inc.†	30,300	2,116,152

Electric Products-Misc.-1.2%

Molex, Inc.	47,300	1,419,473

Electronic Components-Misc.-1.2%

Daktronics, Inc.	64,600	1,387,608

Electronic Components-Semiconductors-1.5%

QLogic Corp.†	102,000	1,698,300

Finance-Investment Banker/Broker-4.8%

E*TRADE Financial Corp.†	62,200	1,373,998
optionsXpress Holdings, Inc.	71,600	1,837,256
TD Ameritrade Holding Corp.†	110,900	2,218,000

		5,429,254

Finance-Other Services-0.6%

Nasdaq Stock Market, Inc.†	25,000	742,750

Food-Dairy Products-0.5%

Dean Foods Co.	19,000	605,530

Food-Retail-1.7%

Whole Foods Market, Inc.	52,100	1,995,430

Footwear & Related Apparel-1.0%

Steven Madden, Ltd.	34,700	1,136,772

Hotel/Motel-0.3%

Home Inns & Hotels Management, Inc. ADR†	10,800	347,868

Human Resources-1.6%

Robert Half International, Inc.	49,500	1,806,750

Insurance-Multi-line-2.9%

HCC Insurance Holdings, Inc.	97,500	3,257,475

Insurance-Property/Casualty-1.1%

OneBeacon Insurance Group, Ltd.	48,200	1,220,906

Internet Connectivity Services-0.4%

NDS Group PLC ADR†	10,900	511,755

Internet Infrastructure Equipment-1.0%

Avocent Corp.†	40,900	1,186,509

Internet Security-1.9%

CheckFree Corp.†	54,600	2,194,920

Investment Management/Advisor Services-0.4%

Invesco PLC ADR	19,000	491,150

Medical Labs & Testing Services-1.8%

Quest Diagnostics, Inc.	39,500	2,040,175

Medical Products-2.0%

Varian Medical Systems, Inc.†	53,200	2,261,532

Medical-Generic Drugs-1.5%

Barr Pharmaceuticals, Inc.†	33,100	1,662,613

Medical-HMO-1.4%

Magellan Health Services, Inc.†	33,900	1,575,333

Medical-Hospitals-1.8%

Health Management Assoc., Inc., Class A	184,000	2,090,240

Music-1.1%

Warner Music Group Corp.	87,300	1,261,485

Physical Therapy/Rehabilation Centers-5.3%

Healthsouth Corp.†	121,600	2,202,176
Psychiatric Solutions, Inc.†	106,900	3,876,194

		6,078,370

Real Estate Investment Trusts-1.6%

Public Storage, Inc.	24,300	1,866,726

Rental Auto/Equipment-1.7%

RSC Holdings, Inc.†	97,400	1,948,000

Research & Development-0.8%

Pharmaceutical Product Development, Inc.	23,900	914,653

Retail-Apparel/Shoe-3.5%

American Eagle Outfitters, Inc.	55,700	1,429,262
The Children’s Place Retail Stores, Inc.†	50,200	2,592,328

		4,021,590

Retail-Consumer Electronics-1.2%

Best Buy Co., Inc.	28,300	1,320,761

Retail-Office Supplies-1.0%

Office Depot, Inc.†	35,900	1,087,770

Retail-Petroleum Products-2.8%

World Fuel Services Corp.	76,800	3,230,208

Retail-Restaurants-1.8%

Starbucks Corp.†	77,300	2,028,352

Retirement/Aged Care-2.3%

Brookdale Senior Living, Inc.	57,800	2,633,946

Semiconductors Components-Intergrated Circuits-0.9%

Integrated Device Technology, Inc.†	67,300	1,027,671

Telecom Services-3.1%

NeuStar Inc., Class A†	99,100	2,870,927
Time Warner Telecom, Inc., Class A†	34,700	697,470

		3,568,397

Transactional Software-2.0%

Transaction Systems Architects, Inc.†	25,600	861,696
VeriFone Holdings, Inc.†	39,600	1,395,900

		2,257,596

Transport-Services-0.8%

UTI Worldwide, Inc.	33,700	902,823

Water-2.3%

Aqua America, Inc.	115,800	2,604,342

X-Ray Equipment-1.0%

Hologic, Inc.†	20,400	1,128,324

Total Long-Term Investment Securities (cost $97,862,506)		99,716,374

REPURCHASE AGREEMENTS-15.3%(1)

State Street Bank & Trust Co. Joint Repurchase Agreement	$8,367,000	8,367,000
UBS Securities LLC, Joint Repurchase Agreement	9,048,000	9,048,000

Total Repurchase Agreements (cost $17,415,000)		17,415,000

TOTAL INVESTMENTS (cost $115,277,506) (2)	102.7%	117,131,374
Liabilities in excess of other assets	(2.7)	(3,038,826)

NET ASSETS	100.0%	$114,092,548

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 3 for cost of investment on a tax basis.

ADR – American Depository Receipt

See Notes to Portfolio of Investments

SunAmerica Growth and Income Fund

PORTFOLIO OF INVESTMENTS—June 30, 2007 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK-97.1%
Aerospace/Defense-1.1%

Boeing Co.	13,000	$1,250,080

Aerospace/Defense-Equipment-2.1%

United Technologies Corp.	33,300	2,361,969

Applications Software-2.0%

Microsoft Corp.	77,400	2,280,978

Banks-Super Regional-5.4%

Bank of America Corp.	44,800	2,190,272
Wachovia Corp.	40,500	2,075,625
Wells Fargo & Co.	49,200	1,730,364

		5,996,261

Beverages-Non-alcoholic-1.6%

PepsiCo, Inc.	27,100	1,757,435

Cable TV-3.7%

Comcast Corp., Class A†	85,100	2,393,012
Time Warner Cable, Inc., Class A†	45,000	1,762,650

		4,155,662

Chemicals-Diversified-1.1%

Dow Chemical Co.	28,400	1,255,848

Computers-2.9%

Apple, Inc.†	7,700	939,708
Hewlett-Packard Co.	27,200	1,213,664
International Business Machines Corp.	10,700	1,126,175

		3,279,547

Computers-Memory Devices-0.9%

Network Appliance, Inc.†	35,200	1,027,840

Cosmetics & Toiletries-2.0%

Procter & Gamble Co.	36,300	2,221,197

Diversified Manufactured Operations-7.3%
3M Co.	20,300	1,761,837
Dover Corp.	32,300	1,652,145
General Electric Co.	83,000	3,177,240
Textron, Inc.	13,900	1,530,529

		8,121,751

Electric-Integrated-1.4%

Duke Energy Corp.	86,000	1,573,800

Electronic Components-Semiconductors-1.7%

Intel Corp.	80,100	1,903,176

Electronic Connectors-1.0%

Amphenol Corp., Class A	32,200	1,147,930

Enterprise Software/Service-1.1%

Oracle Corp.†	61,000	1,202,310

Finance-Consumer Loans-1.0%

SLM Corp.	20,100	1,157,358

Finance-Credit Card-1.5%

American Express Co.	26,600	1,627,388

Finance-Investment Banker/Broker-6.8%

Citigroup, Inc.	42,000	2,154,180
J.P. Morgan Chase & Co.	33,600	1,627,920
Morgan Stanley	20,000	1,677,600
TD Ameritrade Holding Corp.†	104,200	2,084,000

		7,543,700

Finance-Mortgage Loan/Banker-1.7%

Fannie Mae	29,700	1,940,301

Food-Confectionery-1.0%

Hershey Co.	21,700	1,098,454

Food-Wholesale/Distribution-1.4%

Sysco Corp.	48,600	1,603,314

Insurance-Property/Casualty-1.4%

Chubb Corp.	29,800	1,613,372

Investment Management/Advisor Services-1.6%

Invesco PLC ADR	70,400	1,819,840

Medical Instruments-1.5%

Medtronic, Inc.	32,700	1,695,822

Medical Products-1.8%

Johnson & Johnson	33,000	2,033,460

Medical-Biomedical/Gene-1.5%

Amgen, Inc.†	8,800	486,552
Genzyme Corp.†	17,700	1,139,880

		1,626,432

Medical-Drugs-3.5%

Abbott Laboratories	30,700	1,643,985
Bristol-Myers Squibb Co.	19,800	624,888
Pfizer, Inc.	62,050	1,586,619

		3,855,492

Medical-HMO-1.5%

UnitedHealth Group, Inc.	32,600	1,667,164

Metal-Aluminum-1.0%

Alcoa, Inc.	26,300	1,065,939

Networking Products-2.1%

Cisco Systems, Inc.†	85,000	2,367,250

Oil Companies-Integrated-8.8%

Chevron Corp.	23,800	2,004,912
ConocoPhillips	31,700	2,488,450
Exxon Mobil Corp.	40,400	3,388,752
Occidental Petroleum Corp.	33,000	1,910,040

		9,792,154

Oil-Field Services-2.8%

Halliburton Co.	48,200	1,662,900
Schlumberger, Ltd.	16,800	1,426,992

		3,089,892

Paper & Related Products-1.2%

International Paper Co.	34,800	1,358,940

Physical Therapy/Rehabilation Centers-1.4%

Psychiatric Solutions, Inc.†	44,000	1,595,440

Retail-Apparel/Shoe-1.5%

American Eagle Outfitters, Inc.	63,200	1,621,712

Retail-Building Products-1.5%

Home Depot, Inc.	42,300	1,664,505

Retail-Discount-1.5%

Target Corp.	26,200	1,666,320

Retail-Drug Store-1.0%

CVS Caremark Corp.	29,600	1,078,920

Retail-Office Supplies-1.4%

Staples, Inc.	65,600	1,556,688

Telecom Equipment-Fiber Optics-1.6%

Corning, Inc.†	68,000	1,737,400

Telecom Services-1.6%

Time Warner Telecom, Inc., Class A†	86,100	1,730,610

Telephone-Integrated-3.8%

AT&T, Inc.	59,500	2,469,250
Verizon Communications, Inc.	44,300	1,823,831

		4,293,081

Tobacco-1.3%

Altria Group, Inc.	21,000	1,472,940

Transport-Services-1.0%

United Parcel Service, Inc., Class B	15,300	1,116,900

Web Portals/ISP-1.1%

Google, Inc., Class A†	2,300	1,203,774

Wireless Equipment-1.0%

QUALCOMM, Inc.	25,500	1,106,445

Total Long-Term Investment Securities (cost $99,470,061)		108,336,791

REPURCHASE AGREEMENT-3.3%
State Street Bank & Trust Co. Joint Repurchase Agreement (1) (cost $3,739,000)	$3,739,000	3,739,000

TOTAL INVESTMENTS (cost $103,209,061)(2)	100.4%	112,075,791
Liabilities in excess of other assets	(0.4)	(479,703)

NET ASSETS	100.0%	$111,596,088

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 3 for cost of investment on a tax basis.

ADR – American Depository Receipt

See Notes to Portfolio of Investments

SunAmerica Balanced Assets Fund

PORTFOLIO OF INVESTMENTS—June 30, 2007 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK-65.8%
Aerospace/Defense-0.7%

Boeing Co.	7,300	$701,968
Spirit Aerosystems Holdings, Inc., Class A†	9,200	331,660

		1,033,628

Aerospace/Defense-Equipment-1.2%

United Technologies Corp.	27,100	1,922,203

Agricultural Chemicals-0.4%

Monsanto Co.	9,900	668,646

Applications Software-1.1%

Microsoft Corp.	60,278	1,776,393

Banks-Fiduciary-1.1%

The Bank of New York Co., Inc.	42,100	1,744,624

Banks-Super Regional-3.4%

Bank of America Corp.	39,688	1,940,346
US Bancorp	30,700	1,011,565
Wachovia Corp.	26,800	1,373,500
Wells Fargo & Co.	28,200	991,794

		5,317,205

Beverages-Non-alcoholic-0.9%

PepsiCo, Inc.	22,700	1,472,095

Cable TV-1.2%

Comcast Corp., Class A†	64,000	1,799,680

Casino Services-0.2%

International Game Technology	6,600	262,020

Cellular Telecom-0.4%

NII Holdings, Inc.†	7,500	605,550

Chemicals-Diversified-0.4%

Dow Chemical Co.	12,400	548,328

Coal-0.4%

Peabody Energy Corp.	13,600	657,968

Commercial Services-0.3%

AerCap Holdings NV†	13,000	416,000

Computer Aided Design-0.6%

Autodesk, Inc.†	20,300	955,724

Computers-2.8%

Apple, Inc.†	8,600	1,049,544
Hewlett-Packard Co.	28,700	1,280,594
International Business Machines Corp.	15,800	1,662,950
Research In Motion, Ltd.†	1,700	339,983

		4,333,071

Computers-Memory Devices-0.3%

Network Appliance, Inc.†	17,800	519,760

Cosmetics & Toiletries-1.8%

Procter & Gamble Co.	45,800	2,802,502

Diagnostic Kits-0.3%

Inverness Medical Innovations, Inc.†	7,900	403,058

Distribution/Wholesale-0.3%

WESCO International, Inc.†	8,700	525,915

Diversified Manufactured Operations-2.9%

3M Co.	4,800	416,592
Danaher Corp.	10,000	755,000
Dover Corp.	12,090	618,403
General Electric Co.	72,000	2,756,160

		4,546,155

E-Commerce/Services-0.3%

eBay, Inc.†	16,100	518,098

Electric Products-Misc.-1.6%

AMETEK, Inc.	25,300	1,003,904
Emerson Electric Co.	31,600	1,478,880

		2,482,784

Electric-Integrated-1.4%

Duke Energy Corp.	38,900	711,870
FPL Group, Inc.	12,300	697,902
Southern Co.	21,600	740,664

		2,150,436

Electronic Components-Semiconductors-1.7%

Intel Corp.	57,800	1,373,328
Intersil Corp., Class A	18,000	566,280
Texas Instruments, Inc.	18,400	692,392

		2,632,000

Electronic Measurement Instruments-0.4%

Agilent Technologies, Inc.†	16,900	649,636

Electronics-Military-0.4%

L-3 Communications Holdings, Inc.	5,700	555,123

Enterprise Software/Service-0.4%

Oracle Corp.†	32,300	636,633

Entertainment Software-0.3%

Electronic Arts, Inc.†	9,500	449,540

Finance-Consumer Loans-0.7%

SLM Corp.	18,600	1,070,988

Finance-Credit Card-1.3%

American Express Co.	31,900	1,951,642

Finance-Investment Banker/Broker-5.3%

Citigroup, Inc.	49,088	2,517,724
J.P. Morgan Chase & Co.	29,400	1,424,430
Merrill Lynch & Co., Inc.	7,800	651,924
Morgan Stanley	11,600	973,008
TD Ameritrade Holding Corp.†	91,200	1,824,000
The Goldman Sachs Group, Inc.	4,284	928,557

		8,319,643

Finance-Mortgage Loan/Banker-0.5%

Fannie Mae	11,400	744,762

Finance-Other Services-0.2%

Nymex Holdings, Inc.	2,000	251,260

Food-Misc.-0.5%

Kraft Foods, Inc., Class A	21,728	765,912

Industrial Gases-0.4%

Air Products & Chemicals, Inc.	7,100	570,627

Instruments-Scientific-0.4%

Thermo Fisher Scientific, Inc.†	11,100	574,092

Insurance-Multi-line-0.8%

Allstate Corp.	8,300	510,533
MetLife, Inc.	12,200	786,656

		1,297,189

Insurance-Property/Casualty-0.8%

Chubb Corp.	17,600	952,864
OneBeacon Insurance Group, Ltd.	13,500	341,955

		1,294,819

Machinery-Construction & Mining-0.4%

Caterpillar, Inc.	7,300	571,590

Machinery-General Industrial-0.3%

IDEX Corp.	13,558	522,525

Medical Instruments-0.5%

Medtronic, Inc.	13,500	700,110

Medical Products-1.8%

Johnson & Johnson	39,000	2,403,180
Varian Medical Systems, Inc.†	9,200	391,092

		2,794,272

Medical-Biomedical/Gene-1.2%

Amgen, Inc.†	9,900	547,371
Celgene Corp.†	5,400	309,582
Genentech, Inc.†	6,800	514,488
Genzyme Corp.†	8,300	534,520

		1,905,961

Medical-Drugs-1.6%

Abbott Laboratories	6,000	321,300
Allergan, Inc.	3,700	213,268
Bristol-Myers Squibb Co.	8,700	274,572
Novartis AG ADR	8,900	499,023
Pfizer, Inc.	49,314	1,260,959

		2,569,122

Medical-Generic Drugs-0.4%

Barr Pharmaceuticals, Inc.†	11,300	567,599

Medical-HMO-1.1%

UnitedHealth Group, Inc.	32,500	1,662,050

Metal-Aluminum-0.3%

Alcoa, Inc.	10,800	437,724

Multimedia-0.7%

News Corp., Class A	18,614	394,803
Time Warner, Inc.	35,344	743,638

		1,138,441

Networking Products-0.9%

Cisco Systems, Inc.†	49,600	1,381,360

Non-Hazardous Waste Disposal-0.5%

Waste Management, Inc.	20,700	808,335

Oil Companies-Integrated-5.1%

Chevron Corp.	24,528	2,066,239
ConocoPhillips	21,000	1,648,500
Exxon Mobil Corp.	37,500	3,145,500
Occidental Petroleum Corp.	19,200	1,111,296

		7,971,535

Oil-Field Services-1.2%

Halliburton Co.	21,100	727,950
Schlumberger, Ltd.	12,700	1,078,738

		1,806,688

Paper & Related Products-0.4%

International Paper Co.	14,900	581,845

Radio-0.1%

XM Satellite Radio Holdings, Inc., Class A†	18,900	222,453

Rental Auto/Equipment-0.2%

RSC Holdings, Inc.†	17,900	358,000

Retail-Apparel/Shoe-0.5%

American Eagle Outfitters, Inc.	29,600	759,536

Retail-Building Products-0.9%

Home Depot, Inc.	35,600	1,400,860

Retail-Consumer Electronics-0.3%

Best Buy Co., Inc.	11,600	541,372

Retail-Discount-1.4%

Target Corp.	26,800	1,704,480
Wal-Mart Stores, Inc.	11,400	548,454

		2,252,934

Retail-Drug Store-0.7%

CVS Caremark Corp.	30,261	1,103,013

Retail-Office Supplies-0.3%

Staples, Inc.	21,300	505,449

Retail-Regional Department Stores-0.3%

Kohl’s Corp.†	6,400	454,592

Retail-Restaurants-0.3%

Starbucks Corp.†	17,800	467,072

Telecom Equipment-Fiber Optics-0.7%

Corning, Inc.†	44,700	1,142,085

Telecom Services-0.3%

Time Warner Telecom, Inc., Class A†	25,000	502,500

Telephone-Integrated-1.9%

AT&T, Inc.	40,535	1,682,202
Verizon Communications, Inc.	32,600	1,342,142

		3,024,344

Therapeutics-0.4%

Gilead Sciences, Inc.†	16,200	628,074

Tobacco-0.5%

Altria Group, Inc.	10,300	722,442

Transport-Services-0.3%

United Parcel Service, Inc. Class B	6,900	503,700

Web Portals/ISP-1.6%

Google, Inc., Class A†	2,950	1,543,971
Yahoo!, Inc.†	34,600	938,698

		2,482,669

Wireless Equipment-0.6%

QUALCOMM, Inc.	22,350	969,767

Total Common Stock (cost $90,785,790)		102,685,728

PREFERRED STOCK-0.7%
Banks-Money Center-0.1%

Santander Finance Preferred SA 5.87% *(1)	8,400	200,813

Banks-Super Regional-0.1%

Wachovia Capital Trust IX 6.38%	3,100	74,338

Diversified Financial Services-0.2%

General Electric Capital Corp. 8.00% (2)	14,000	324,800

Finance-Mortgage Loan/Banker-0.1%

Fannie Mae Series O, 7.02% (1)	2,250	119,767

Special Purpose Entity-0.1%

Structured Repackaged Asset-Backed Trust Securities 5.92% (1)	9,200	214,452

Telephone-Integrated-0.1%

AT&T, Inc. 6.38%	4,400	108,372

Total Preferred Stock (cost $1,088,869)		1,042,542

ASSET BACKED SECURITIES-4.8%
Diversified Financial Services-4.8%

Banc of America Funding Corp. Series 2007-C, Class 5A1 5.37% due 05/20/36 (3)(4)	$358,847	356,468
Banc of America Funding Corp. Series 2006-J, Class 2A1 Pass Through Certs. 5.89% due 01/20/47(3)(4)	349,979	351,741
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A2 5.21% due 02/11/44 (3)	165,000	161,731
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW12, Class G 5.75% due 09/11/38 *(3)(4)	58,000	52,957
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class H 5.93% due 02/11/44 *(3)(4)	375,000	333,812
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW12, Class F 5.93% due 09/11/38 *(3)(4)	340,000	319,264
Commercial Mtg. Pass Through Certs. Series 2004-LB2A, Class A3 4.22% due 03/10/39 (3)	1,074,000	1,036,133
Countrywide Asset-Backed Certs. Series 2006-S6, Class A3 5.66% due 03/25/34 (4)	928,000	917,752
Countrywide Asset-Backed Certs. Series 2006-S4, Class A3 5.80% due 10/25/36 (4)	920,000	913,819
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB16, Class E 5.84% due 05/12/45 *(3)(4)	230,000	225,652
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB19, Class AJ 5.75% due 02/12/49 (3)(4)	340,000	336,852
Merrill Lynch Mtg. Investors Trust, Series 2004-A1, Class 3A 4.83% due 02/25/34 (4)	318,023	312,711
Merrill Lynch/ Countrywide Commercial Mtg. Trust, Series 2007-5, Class H 6.12% due 08/25/48 *(5)	210,000	181,498
Morgan Stanley Capital I, Series 2006-IQ12, Class D 5.53% due 12/15/43 (3)(4)	250,000	238,833
Ocwen Advance Receivables Backed Notes Series 2006-1A 5.34% due 11/24/15 *(5)	350,000	344,428
Providian Master Note Trust Series 2006-C1A, Class C1 5.87% due 03/16/15 *(1)	550,000	555,414
Wachovia Bank Commercial Mtg. Trust, Series 2006-WL7A, Class F 5.66% due 09/15/21 *(1)(3)	515,000	514,940
Wachovia Bank Commercial Mtg. Trust, Series 2006-C27, Class A3 5.77% due 07/15/45 (3)(4)	160,000	158,574
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR12, Class 2A1 6.10% due 09/25/36 (4)	227,794	228,370

Total Asset Backed Securities (cost $7,696,267)		7,540,949

CORPORATE BONDS & NOTES-11.3%
Aerospace/Defense-0.1%

Raytheon Co. Senior Notes 6.75% due 03/15/18	107,000	114,052

Aerospace/Defense-Equipment-0.1%

United Technologies Corp. Senior Notes 6.10% due 05/15/12	84,000	86,189

Agricultural Chemicals-0.1%

Mosaic Global Holdings, Inc. Debentures 7.38% due 08/01/18	10,000	9,825
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	25,000	24,125
The Mosaic Co. Senior Notes 7.38% due 12/01/14 *	45,000	45,450

		79,400

Airlines-0.1%

American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	70,000	69,825
Northwest Airlines, Inc. Secured Notes 6.26% due 11/20/21	43,375	43,537
Southwest Airlines Co. Senior Notes 5.13% due 03/01/17	60,000	54,427

		167,789

Auto-Cars/Light Trucks-0.2%

DaimlerChrysler NA Holding Corp. Company Guar. Notes 5.71% due 03/13/09 (1)	60,000	60,112
Ford Motor Co. Debentures 6.38% due 02/01/29	70,000	51,625
Ford Motor Co. Notes 7.45% due 07/16/31	40,000	31,950
General Motors Corp. Debentures 8.25% due 07/15/23	40,000	36,450
General Motors Corp. Senior Bonds 8.38% due 07/15/33	77,000	70,262

		250,399

Banks-Commercial-0.6%

Colonial Bank NA Sub. Notes 6.38% due 12/01/15	70,000	70,458
Compass Bank Notes 5.50% due 04/01/20	110,000	104,993
First Maryland Capital II Company Guar. Notes 6.21% due 02/01/27 (1)	196,000	192,716
Popular North America, Inc. Company Guar. Notes 5.65% due 04/15/09	90,000	89,942
Silicon Valley Bank Senior Notes 5.70% due 06/01/12	100,000	98,897
SouthTrust Bank Sub. Notes 4.75% due 03/01/13	120,000	115,584
SouthTrust Corp. Sub. Notes 5.80% due 06/15/14	55,000	54,909
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	120,000	119,257
US Bank NA Notes 3.90% due 08/15/08	38,000	37,273

		884,029

Banks-Money Center-0.0%

RBS Capital Trust I Bank Bank Guar. Bonds 4.71% due 07/01/13 (4)(9)	77,000	71,674

Banks-Super Regional-0.2%

Bank of America Corp. Sub. Notes 5.42% due 03/15/17	96,000	92,032
Capital One Financial Corp. Senior Notes 5.70% due 09/15/11	242,000	240,802

		332,834

Brewery-0.1%

Anheuser-Busch Cos., Inc. Bonds 6.00% due 11/01/41	136,000	124,439

Broadcast Services/Program-0.0%

Nexstar Finance, Inc. Senior Sub. Notes 7.00% due 01/15/14	35,000	34,650

Building Products-Air & Heating-0.0%

American Standard, Inc. Company Guar. Notes 7.38% due 02/01/08	51,000	51,416

Building-Residential/Commerical-0.1%

Centex Corp. Senior Notes 5.45% due 08/15/12	60,000	57,249
Lennar Corp. Company Guar. Notes 5.95% due 10/17/11	60,000	59,149

		116,398

Cable TV-0.2%

Cablevision Systems Corp. Senior Notes 8.00% due 04/15/12	20,000	19,750
CCH I LLC Company Guar. Notes 11.00% due 10/01/15	28,000	29,155
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13	85,000	90,950
Comcast Corp. Company Guar. Notes 5.88% due 02/15/18	100,000	96,852
Comcast Corp. Company Guar. Notes 6.50% due 01/15/15	65,000	66,647

		303,354

Casino Hotels-0.1%

MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	45,000	40,725
Riviera Holdings Corp. Company Guar. Notes 11.00% due 06/15/10	55,000	57,017
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14 *	30,000	30,525

		128,267

Cellular Telecom-0.1%

American Cellular Corp. Senior Notes 10.00% due 08/01/11	16,000	16,760
Centennial Communications Corp. Senior Notes 11.10% due 01/01/13 (1)	100,000	104,500
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14	25,000	25,812
MetroPCS Wireless, Inc. Senior Notes 9.25% due 11/01/14 *	25,000	25,813
Rural Cellular Corp. Senior Sub. Notes 8.36% due 06/01/13 *(1)	15,000	14,925

		187,810

Chemicals-Diversified-0.2%

E.I. du Pont de Nemours & Co. Senior Notes 4.88% due 04/30/14	38,000	36,225
ICI Wilmington, Inc. Company Guar. Notes 7.05% due 09/15/07	170,000	170,401
Lyondell Chemical Co. Company Guar. 8.00% due 09/15/14	35,000	35,962
Rohm & Haas Co. Senior Notes 7.85% due 07/15/29	50,000	57,139

		299,727

Chemicals-Specialty-0.1%

Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	55,000	58,919
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16 *	85,000	85,850

		144,769

Commercial Services-0.0%

The ServiceMaster Co. Notes 7.88% due 08/15/09	44,000	45,624

Commercial Services-Finance-0.1%

The Western Union Co. Senior Notes 5.40% due 11/17/11	161,000	158,839

Computer Services-0.0%

Computer Sciences Corp. Notes 3.50% due 04/15/08	65,000	63,991

Containers-Paper/Plastic-0.2%

Jefferson Smurfit Corp. Company Guar. Notes 8.25% due 10/01/12	30,000	29,775
Pliant Corp. Company Guar. Notes 11.13% due 09/01/09	82,000	80,360
Smurfit-Stone Container Enterprises, Inc Senior Notes 8.00% due 03/15/17	175,000	169,750

		279,885

Direct Marketing-0.0%

Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	45,000	47,925

Diversified Financial Services-0.0%

AXA Financial, Inc. Senior Notes 6.50% due 04/01/08	55,000	55,386

Diversified Manufactured Operations-0.1%

Cooper US, Inc. Company Guar. Notes 6.10% due 07/01/17	84,000	85,059

Diversified Operations-0.0%

Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12 *	50,000	49,345

Electric-Generation-0.1%

The AES Corp. Senior Notes 8.88% due 02/15/11	85,000	89,569

Electric-Integrated-0.9%

American Electric Power Co., Inc. Senior Notes 4.71% due 08/16/07 (2)	72,000	71,925
Centerpoint Energy, Inc. Senior Notes 5.88% due 06/01/08	140,000	140,180
Commonwealth Edison Co. 1st Mtg. Bonds 5.90% due 03/15/36	110,000	101,681
Dominion Resources, Inc. Senior Notes 5.60% due 11/15/16	60,000	58,232
Dominion Resources, Inc. Senior Notes 5.75% due 05/15/08 (2)	132,000	132,159
Dominion Resources, Inc. Jr. Sub. Notes 6.30% due 09/30/11 (13)	109,000	109,629
Duke Energy Indiana, Inc. Debentures 5.00% due 09/15/13	60,000	57,527
Entergy Louisiana LLC 1st Mtg. Bonds 5.83% due 11/01/10	195,000	194,578
Mackinaw Power LLC Secured Notes 6.30% due 10/31/23*	110,000	110,352
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	40,254	45,487
NiSource Finance Corp. Company Guar. Notes 5.25% due 09/15/17	43,000	39,731
Pepco Holdings, Inc. Notes 6.45% due 08/15/12	55,000	56,436
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	65,000	69,395
Puget Sound Energy, Inc. Senior Notes 5.20% due 10/01/15	212,000	201,900
Southern Energy, Inc. Notes 7.90% due 07/15/09 †*(5)(6)(12)	150,000	0

		1,389,212

Electronic Components-Semiconductors-0.1%

Freescale Semiconductor, Inc. Senior Sub. Notes 10.13% due 12/15/16 *	55,000	51,700
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	100,000	101,819

		153,519

Electronics-Military-0.0%

L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	40,000	37,800

Finance-Auto Loans-0.3%

Ford Motor Credit Co. LLC Notes 7.38% due 10/28/09	140,000	138,972
General Motors Acceptance Corp. Notes 6.75% due 12/01/14	45,000	43,094
General Motors Acceptance Corp. Notes 6.88% due 09/15/11	255,000	250,832
General Motors Acceptance Corp. Notes 6.88% due 08/28/12	13,000	12,705

		445,603

Finance-Commercial-0.0%

Transamerica Finance Corp. Senior Notes 6.40% due 09/15/08	75,000	75,683

Finance-Consumer Loans-0.1%

HSBC Finance Corp. Notes 4.75% due 07/15/13	96,000	90,641
John Deere Capital Corp. Debentures 5.10% due 01/15/13	72,000	69,950

		160,591

Finance-Credit Card-0.1%

Capital One Bank Senior Sub. Notes 6.50% due 06/13/13	82,000	84,218
Discover Financial Services Notes 6.45% due 06/12/17 *	52,000	51,930

		136,148

Finance-Investment Banker/Broker-0.1%

J.P. Morgan Chase & Co. Senior Notes 5.38% due 01/15/14	120,000	117,750
The Bear Stearns Cos., Inc. Sub. Notes 5.55% due 01/22/17	50,000	47,250

		165,000

Finance-Mortgage Loan/Banker-0.5%

Countrywide Financial Corp. Company Guar. Notes 5.80% due 06/07/12	90,000	89,366
Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16	120,000	117,852
Residential Capital LLC Company Guar. Notes 6.38% due 06/30/10	60,000	59,226
Residential Capital LLC Senior Notes 6.50% due 06/01/12	162,000	158,078
Residential Capital LLC Company Guar. Notes 6.50% due 04/17/13	60,000	57,995
Residential Capital LLC Company Guar. Notes 6.88% due 06/30/15	260,000	252,178

		734,695

Food-Misc.-0.0%

Kraft Foods, Inc. Senior Bonds 5.63% due 11/01/11	60,000	59,530

Funeral Services & Related Items-0.1%

Service Corp. International Senior Notes 6.75% due 04/01/16	95,000	90,013

Home Furnishings-0.0%

Simmons Co. Company Guar. Notes 7.88% due 01/15/14	25,000	24,875
Simmons Co. Senior Disc. Notes 10.00% due 12/15/14 (2)	21,000	17,640

		42,515

Independent Power Producers-0.2%

Calpine Corp. Sec. Notes 8.75% due 07/15/13*(8)	175,000	189,000
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	90,000	90,225

		279,225

Insurance Brokers-0.1%

Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	60,000	58,580
Marsh & McLennan Cos., Inc. Senior Notes 7.13% due 06/15/09	40,000	41,002

		99,582

Insurance-Life/Health-0.1%

Americo Life, Inc. Notes 7.88% due 05/01/13 *	134,000	135,598
Monumental Global Funding II Notes 5.65% due 07/14/11 *	66,000	66,349

		201,947

Insurance-Property/Casualty-0.1%

The Travelers Cos., Inc. Senior Notes 6.25% due 06/15/37	90,000	87,152
W.R. Berkley Corp. Senior Sub. Notes 6.25% due 02/15/37	3,000	2,814

		89,966

Machinery-Farming-0.0%

Case Corp. Notes 7.25% due 01/15/16	50,000	50,750

Medical-Biomedical/Gene-0.1%

Amgen, Inc. Senior Notes 6.38% due 06/01/37 *	110,000	107,621

Medical-Drugs-0.2%

Abbott Laboratories Notes 5.88% due 05/15/16	60,000	60,015
American Home Products Corp. Notes 6.95% due 03/15/11	123,000	128,723
Wyeth Bonds 5.50% due 02/01/14	126,000	124,184

		312,922

Medical-HMO-0.1%

Coventry Health Care, Inc. Senior Notes 5.95% due 03/15/17	47,000	45,849
UnitedHealth Group, Inc. Bonds 6.50% due 06/15/37 *	55,000	55,143
WellPoint, Inc. Notes 3.75% due 12/14/07	6,620	6,568

		107,560

Medical-Hospitals-0.1%

HCA, Inc. Senior Notes 6.25% due 02/15/13	80,000	72,200
HCA, Inc. Sec. Notes. 9.13% due 11/15/14 *	25,000	26,281
HCA, Inc. Sec. Notes 9.25% due 11/15/16 *	95,000	101,175

		199,656

Metal Processors & Fabrication-0.1%

Timken Co. Notes 5.75% due 02/15/10	96,000	95,457

Metal-Aluminum-0.1%

Alcoa, Inc. Notes 6.00% due 01/15/12	60,000	60,140
Alcoa, Inc. Bonds 6.50% due 06/15/18	141,000	140,883

		201,023

Metal-Diversified-0.0%

Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	45,000	48,038

Mining-0.0%

Newmont Mining Corp. Company Guar. Notes 5.88% due 04/01/35	60,000	53,106

Multimedia-0.4%

Belo Corp. Senior Notes 6.75% due 05/30/13	60,000	60,775
Cox Enterprises, Inc. Notes 7.88% due 09/15/10 *	205,000	216,170
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	80,000	83,971
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	156,000	181,044
Viacom, Inc. Senior Notes 6.88% due 04/30/36	50,000	48,306

		590,266

Non-Hazardous Waste Disposal-0.1%

Waste Management, Inc. Company Guar. Notes 6.88% due 05/15/09	56,000	57,272
Waste Management, Inc. Company Guar. Notes 7.75% due 05/15/32	60,000	66,015

		123,287

Office Automation & Equipment-0.2%

IKON Office Solutions, Inc. Senior Notes 7.75% due 09/15/15	40,000	40,709
Pitney Bowes, Inc. Notes 5.25% due 01/15/37	194,000	183,178
Xerox Corp. Senior Notes 5.50% due 05/15/12	100,000	98,282

		322,169

Oil Companies-Exploration & Production-0.4%

Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/16	120,000	117,171
Apache Corp. Senior Notes 6.25% due 04/15/12	200,000	205,026
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	175,000	178,063
Sabine Pass LNG LP Sec. Notes 7.50% due 11/30/16 *	75,000	74,625

		574,885

Oil Companies-Integrated-0.1%

Hess Corp. Notes 7.13% due 03/15/33	75,000	78,872
Hess Corp. Bonds 7.88% due 10/01/29	80,000	90,174

		169,046

Oil Refining & Marketing-0.2%

The Premcor Refining Group, Inc. Company Guar. Notes 6.75% due 05/01/14	180,000	183,918
Valero Energy Corp. Senior Notes 6.63% due 06/15/37	100,000	99,539

		283,457

Oil-Field Services-0.1%

Hanover Compressor Co. Senior Notes 9.00% due 06/01/14	85,000	89,888
Weatherford International, Inc. Company Guar. Notes 6.80% due 06/15/37 *	90,000	91,622

		181,510

Paper & Related Products-0.1%

Bowater, Inc. Notes 6.50% due 06/15/13	75,000	65,156
Georgia-Pacific Corp. Company Guar. Notes 7.00% due 01/15/15 *	30,000	28,875
Georgia-Pacific Corp. Company Guar. Notes 7.13% due 01/15/17 *	10,000	9,600

		103,631

Pipelines-0.3%

CenterPoint Energy Resources Corp. Notes 7.75% due 02/15/11	130,000	138,663
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	95,000	96,425
Duke Energy Field Services LLC Notes 6.88% due 02/01/11	60,000	62,227
Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	45,000	46,575
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	90,000	96,750

		440,640

Publishing-Newspapers-0.0%

Knight Ridder, Inc. Debentures 6.88% due 03/15/29	70,000	59,516

Publishing-Periodicals-0.0%

The Reader’s Digest Association, Inc. Senior Sub. Notes 9.00% due 02/15/17 *	25,000	23,375

Radio-0.1%

Chancellor Media Corp. Company Guar. Notes 8.00% due 11/01/08	182,000	186,676

Real Estate Investment Trusts-0.3%

AvalonBay Communities, Inc. Senior Notes 5.75% due 09/15/16	110,000	108,426
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	100,000	97,491
New Plan Excel Realty Trust Senior Notes 4.50% due 02/01/11	110,000	105,529
PPF Funding, Inc. Bonds 5.35% due 04/15/12 *	60,000	58,966
Reckson Operating Partnership LP Senior Notes 6.00% due 03/31/16	35,000	33,374
Simon Property Group LP Notes 5.38% due 08/28/08	40,000	39,811
Vornado Realty LP Notes 4.50% due 08/15/09	60,000	58,720

		502,317

Recycling-0.0%

Aleris International, Inc. Senior Notes 9.00% due 12/15/14 *	45,000	45,394
Aleris International, Inc. Senior Sub. Notes 10.00% due 12/15/16 *	20,000	20,200

		65,594

Rental Auto/Equipment-0.1%

Erac USA Finance Co. Notes 7.35% due 06/15/08 *	150,000	152,053
United Rentals North America, Inc. Senior Sub. Notes 7.75% due 11/15/13	40,000	40,050

		192,103

Research & Development-0.0%

Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	55,000	56,788

Retail-Discount-0.1%

Wal-Mart Stores, Inc. Senior Notes 5.88% due 04/05/27	130,000	125,642

Retail-Drug Store-0.1%

CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	100,000	96,895
CVS Lease Pass Through Trust Pass Through Certs. 6.04% due 12/10/28 *	118,723	115,225

		212,120

Retail-Regional Department Stores-0.0%

Federated Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	60,000	58,478
JC Penney Corp., Inc. Senior Notes 5.75% due 02/15/18	14,000	13,515

		71,993

Savings & Loans/Thrifts-0.6%

Independence Community Bank Corp. Sub. Notes 3.50% due 06/20/13 (13)	64,000	62,704
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10	206,000	200,989
Washington Mutual Bank Sub. Notes 5.13% due 01/15/15	210,000	197,989
Washington Mutual Bank Sub. Notes 5.50% due 01/15/13	138,000	134,861
Washington Mutual Preferred Funding II Bonds 6.90% due 06/15/12 *(1)(9)	100,000	98,482
Washington Mutual, Inc. Senior Notes 5.50% due 08/24/11	150,000	148,842
Western Financial Bank Senior Debentures 9.63% due 05/15/12	126,000	134,961

		978,828

Special Purpose Entities-0.5%

BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15 *	175,000	167,181
Capital One Capital IV Company Guar. Notes 6.75% due 02/17/37	65,000	59,807
Consolidated Communications Illinois/Texas Holdings, Inc. Senior Notes 9.75% due 04/01/12	159,000	166,552
Cyrus Reinsurance Holdings SPC Senior Notes 6.36% due 09/01/08 *(5)(13)	76,000	76,000
KAR Holdings, Inc. Senior Notes 9.36% due 05/01/14 *(1)	25,000	24,938
Norbord Delaware GP I Company Guar. Notes 6.45% due 02/15/17 *	49,000	46,526
Pricoa Global Funding I Notes 5.30% due 09/27/13 *	110,000	108,134
Principal Life Global Funding I Sec. Notes 5.25% due 01/15/13 *	100,000	98,054

		747,192

Steel-Producers-0.2%

International Steel Group, Inc. Senior Notes 6.50% due 04/15/14	130,000	132,564
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	60,000	59,767
United States Steel Corp. Senior Notes 6.65% due 06/01/37	48,000	46,483

		238,814

Telecom Services-0.1%

Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	104,000	102,774
Qwest Corp. Senior Notes 7.50% due 10/01/14	65,000	66,625

		169,399

Telephone-Integrated-0.4%

AT&T Corp. Senior Notes 7.30% due 11/15/11	63,000	67,062
BellSouth Corp. Senior Notes 6.00% due 10/15/11	200,000	202,531
Citizens Communications Co. Senior Notes 7.13% due 03/15/19	25,000	23,625
GTE Northwest, Inc. Debentures 5.55% due 10/15/08	70,000	69,994
Level 3 Financing, Inc Company Guar. Notes 9.25% due 11/01/14	10,000	10,100
Level 3 Financing, Inc. Senior Notes 8.75% due 02/15/17 *	15,000	14,831
New England Telephone & Telegraph Co. Debentures 7.88% due 11/15/29	80,000	87,525
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	120,000	114,224
Verizon New York, Inc. Debentures 6.88% due 04/01/12	102,000	106,346

		696,238

Television-0.1%

Paxson Communication Corp. Sec. Senior Notes 11.61% due 01/15/13 *(1)	55,000	56,925
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	25,000	24,875

		81,800

Transport-Air Freight-0.3%

Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	366,911	412,775

Transport-Rail-0.2%

BNSF Funding Trust I Company Guar. Bonds 6.61% due 12/15/55 (13)	130,000	118,748
Burlington Northern Santa Fe Corp. Notes 6.15% due 05/01/37	94,000	91,360
Union Pacific Corp. Notes 3.88% due 02/15/09	18,000	17,589
Union Pacific Corp. Debentures 7.00% due 02/01/16	36,000	37,801

		265,498

Transport-Services-0.1%

FedEx Corp. Company Guar. Notes 5.50% due 08/15/09	55,000	55,048
Ryder System, Inc. Notes 5.85% due 03/01/14	32,000	31,478
Ryder System, Inc. Notes 5.85% due 11/01/16	100,000	96,627

		183,153

Total Corporate Bonds & Notes (cost $17,646,661)		17,648,693

FOREIGN CORPORATE BONDS & NOTES-3.5%
Banks-Commercial-0.2%

Banco Continental de Panama SA Notes 6.63% due 12/01/10 *	35,000	35,700
Caisse Nationale des Caisses d’Epargne et de Prevoyance Notes 4.92% due 12/30/09 (1)(9)	109,000	91,615
Credit Agricole SA Jr. Sub. Notes 6.64% due 05/31/17*(1)(9)	111,000	108,262
Societe Generale Sub. Notes 5.92% due 04/05/07 *(1)(9)	65,000	62,935

		298,512

Banks-Money Center-0.2%

HBOS Capital Funding LP Bank Guar. Bonds 6.85% due 03/23/09 (9)	200,000	194,874
Mizuho Financial Group Cayman, Ltd. Bank Guar. Bonds 8.38% due 04/27/09 (9)	145,000	151,406
National Westminster Bank PLC Sub. Notes 7.75% due 10/16/07 (9)	55,000	55,289

		401,569

Broadcast Services/Program-0.1%

Grupo Televisa SA Senior Notes 6.63% due 03/18/25	139,000	142,669

Building Products-Cement-0.1%

C8 Capital SPV, Ltd. Notes 6.64% due 12/31/14 *(1)(9)	221,000	218,478

Cellular Telecom-0.1%

America Movil SA de CV Bonds 6.38% due 03/01/35	112,000	110,018

Cruise Lines-0.0%

Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	70,000	70,299

Diversified Financial Services-0.1%

CIT Group Funding Co. of Canada Company Guar. Notes 5.20% due 06/01/15	103,000	95,772

Diversified Manufactured Operations-0.1%

Tyco International Group SA Company Guar. Notes 6.00% due 11/15/13	120,000	123,220

Diversified Operations-0.1%

Hutchison Whampoa, Ltd. Company Guar. Notes 7.50% due 08/01/27 *	140,000	154,177

Electric-Integrated-0.1%

Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	84,000	87,784

Electronic Components-Misc.-0.0%

NXP BV / NXP Funding LLC Company Guar. Notes 9.50% due 10/15/15	10,000	9,850

Finance-Other Services-0.0%

Lukoil International Finance BV Company Guar. Notes 6.36% due 06/07/17 *	72,000	69,624

Food-Retail-0.1%

Delhaize Group Notes 6.50% due 06/15/17 *	90,000	90,355

Gas-Distribution-0.1%

Nakilat, Inc. Sec. Notes 6.07% due 12/31/33 *	85,000	79,650

Insurance-Multi-line-0.2%

Aegon NV Sub. Bonds 5.36% due 07/15/14 (1)(9)	156,000	136,188
AXA SA Sub. Notes 6.38% due 12/14/36 *(1)(9)	85,000	76,676
ING Groep NV Bonds 5.78% due 12/08/15 (1)(9)	225,000	217,158

		430,022

Investment Companies-0.1%

Canadian Oil Sands, Ltd. Notes 5.80% due 08/15/13 *	124,000	122,520

Machinery-Construction & Mining-0.1%

Atlas Copco AB Bonds 5.60% due 05/22/17 *	98,000	95,493

Medical-Drugs-0.1%

Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	55,000	51,838
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 9.11% due 12/01/13 (1)	15,000	15,450
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	70,000	70,087

		137,375

Metal-Aluminum-0.0%

Alcan, Inc. Senior Notes 5.75% due 06/01/35	50,000	44,320

Metal-Diversified-0.0%

Inco, Ltd. Bonds 7.20% due 09/15/32	71,000	75,461

Oil Companies-Exploration & Production-0.1%

Nexen, Inc. Bonds 6.40% due 05/15/37	100,000	95,605

Paper & Related Products-0.0%

Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10	45,000	42,975

Pipelines-0.2%

Enbridge, Inc. Bonds 5.80% due 06/15/14	183,000	181,490
Kinder Morgan Finance Co. ULC Company Guar. Notes 5.70% due 01/05/16	105,000	96,776

		278,266

Real Estate Operations & Development-0.1%

Brookfield Asset Management, Inc. Notes 8.13% due 12/15/08	157,000	162,508

Satellite Telecom-0.1%

Intelsat Bermuda, Ltd. Company Guar. Notes 8.87% due 01/15/15 (1)	65,000	66,381
Intelsat Intermediate Holding Co., Ltd. Company Guar. Notes 9.25% due 02/01/15 (2)	25,000	20,563
Intelsat, Ltd. Senior Notes 6.50% due 11/01/13	50,000	40,125

		127,069

Special Purpose Entities-0.5%

Aries Vermoegensverwaltungs GmbH Bonds 9.60% due 10/25/14	250,000	307,950
Hybrid Capital Funding I LP Sub. Notes 8.00% due 06/30/11 (9)	286,000	290,327
Rio Tinto Finance USA, Ltd. Notes 2.63% due 09/30/08	55,000	53,087
SMFG Preferred Capital, Ltd. Sub. Bonds 6.08% due 01/25/17 *(1)(9)	121,000	116,403
SovRisc BV Notes 4.63% due 10/31/08 *	133,000	131,811

		899,578

Telecom Services-0.2%

Telenet Group Holdings NV Disc. Notes 11.50% due 06/15/14 *(2)	26,000	24,570
TELUS Corp. Notes 8.00% due 06/01/11	238,000	254,505

		279,075

Telephone-Integrated-0.3%

British Telecommunications PLC Bonds 8.63% due 12/15/30	140,000	183,230
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	55,000	51,142
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	115,000	116,425
Telefonica Emisiones SAU Company Guar. Notes 6.22% due 07/03/17	82,000	81,795

		432,592

Transport-Marine-0.1%

DP World, Ltd. Bonds 6.85% due 07/02/37 *	121,000	122,805

Transport-Rail-0.1%

Canadian National Railway Co. Notes 6.38% due 10/15/11	130,000	133,623

Total Foreign Corporate Bonds & Notes (cost $5,567,792)		5,431,264

FOREIGN GOVERNMENT AGENCIES-1.9%
Sovereign-1.9%

Federal Republic of Brazil Notes 8.00% due 01/15/18	200,000	219,800
Federal Republic of Brazil Bonds 10.50% due 07/14/14	205,000	258,095
Republic of Argentina Bonds 5.48% due 08/03/12 (1)	230,000	167,900
Republic of Argentina Notes 8.28% due 12/31/33	363,670	350,942
Republic of Turkey Notes 9.00% due 06/30/11	190,000	208,525
Republic of Turkey Senior Notes 11.88% due 01/15/30	380,000	582,350
Republic of Venezuela Notes 8.50% due 10/08/14	100,000	101,250
Republic of Venezuela Bonds 9.25% due 09/15/27	500,000	521,250
Russian Federation Bonds 7.50% due 03/31/30 (2)	348,250	383,597
Russian Federation Bonds 7.50% due 03/31/30 *(2)	124,375	136,502

Total Foreign Government Agencies (cost $2,731,459)		2,930,211

U.S. GOVERNMENT AGENCIES-10.2%
Federal Home Loan Mtg. Corp.-5.2%

4.50% due 04/01/22	690,783	655,928
5.00% due 05/01/34	843,307	793,806
5.00% due 06/01/34	1,502,625	1,414,423
5.00% due 11/01/35	1,006,496	945,918
5.00% due 11/01/36	33,869	31,774
5.50% due 07/01/34	550,137	532,605
5.50% due 05/01/37	294,841	284,371
5.71% due 08/01/36 (1)	1,335,557	1,326,712
5.81% due 01/01/37 (1)	453,759	449,885
5.85% due 01/01/37 (1)	260,144	259,691
6.00% due 12/01/33	935,425	932,604
6.50% due 03/01/36	300,091	303,318
6.50% due 05/01/36	9,437	9,538
7.00% due 04/01/32	157,514	162,354

		8,102,927

Federal National Mtg. Assoc.-4.4%

5.00% due 08/01/18	168,112	163,087
5.50% due 11/01/17	382,419	378,156
5.50% due 12/01/33	968,713	938,578
5.50% due 02/01/36 (1)	328,349	327,589
5.50% due 11/01/36	1,423,257	1,373,382
5.50% due 12/01/36	1,027,039	984,611
6.00% due 06/01/17	278,196	279,836
6.00% due 12/01/33	90,392	89,862
6.00% due 11/01/36	991,360	977,176
6.50% due 09/01/10	76,101	77,281
6.50% due 09/01/32	292,189	297,364
6.50% due 07/01/36	124,293	125,501
6.50% due July TBA	824,000	831,725

		6,844,148

Government National Mtg. Assoc.-0.6%

5.50% due 05/15/33	482,494	469,232
5.50% due 12/15/33	360,059	350,163
7.50% due 01/15/32	141,153	147,820

		967,215

Total U.S. Government Agencies (cost $16,268,934)		15,914,290

Total Long-Term Investment Securities (cost $141,785,772)		153,193,677

REPURCHASE AGREEMENTS-2.6%
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 06/30/07, to be repurchased 07/02/07 in the amount of $985,246 and collateralized by $1,010,000 of Federal National Mtg. Assoc. Notes, bearing interest at 5.99%, due 04/18/17 and having an approximate value of $1,007,475	985,000	985,000
State Street Bank & Trust Co. Joint Repurchase Agreement (10)	3,013,000	3,013,000

Total Repurchase Agreements (cost $3,998,000)		3,998,000

TOTAL INVESTMENTS (cost $145,821,919) (11)	100.8%	157,191,677
Liabilities in excess of other assets	(0.8)	(1,227,511)

NET ASSETS	100.0%	$155,964,166

Bonds & Notes Sold Short - (0.5%) U.S. Government Agencies - (0.5%) Federal Home Loan Mtg. Corp. 6.00% due July TBA (Proceeds $808,968)	$(824,000)	$(816,275)

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At June 30, 2007, the aggregate value of these securities was $7,432,569 representing 4.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2007.
(2)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(3)	Commercial Mortgage Backed Security
(4)	Variable Rate Security – the rate reflected is as of June 30, 2007, maturity date reflects the stated maturity date.
(5)	Fair valued security; see Note 1.
(6)	Illiquid security
(7)	Bond in default
(8)	Company has filed Chapter 11 bankruptcy protection.
(9)	Perpetual maturity – maturity reflects the next call date.
(10)	See Note 2 for details of Joint Repurchase Agreement.
(11)	See Note 3 for cost of investment on a tax basis.
(12)	To the extent permitted by the Statement of Additional Information, the Balanced Assets Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price violatility than securities for which secondary markets exist. As of June 30, 2007, the Balanced Assets Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Market Value	Market Value Per Par Amount	% of Net Assets
Southern Energy 7.90% due 07/15/09	01/10/2006	150,000	$0.00	$0.00	$0.00	0.00%

(13)	Variable Rate Security - the rate reflected is as of June 30, 2007, maturity date reflects next reset date.

ADR – American Depository Receipt

TBA – Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

See Notes to Portfolio of Investments

SunAmerica International Equity Fund

PORTFOLIO OF INVESTMENTS—June 30, 2007 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK-96.1%
Australia-5.1%

BHP Billiton, Ltd.	39,300	$1,167,149
Boart Longyear Group	472,100	892,550
CSL, Ltd.	22,000	1,641,341
Publishing & Broadcasting, Ltd.	22,500	373,880
QBE Insurance Group, Ltd.	45,200	1,195,602
Woolworths, Ltd.	47,680	1,091,424

		6,361,946

Austria-1.1%

Raiffeisen International Bank Holding AG	8,700	1,385,918

Belgium-1.7%

KBC Groep NV	15,300	2,071,191

Bermuda-0.2%

Peace Mark Holdings, Ltd.	164,000	224,002

Brazil-0.9%

Submarino SA	28,000	1,165,578

Cayman Islands-1.7%

Kingboard Chemical Holdings, Ltd.†	291,000	1,339,779
Neo-Neon Holdings, Ltd.	328,000	701,371

		2,041,150

China-1.2%

China Coal Energy Co.	996,400	1,493,479

France-11.8%

Accor SA	20,400	1,814,553
Alcatel SA	112,600	1,581,895
BNP Paribas SA	24,100	2,882,137
Compagnie Generale des Etablissements Michelin, Class B	11,200	1,574,224
Renault SA	14,900	2,404,036
Societe Television Francaise 1	69,100	2,400,744
Vinci SA	27,100	2,034,922

		14,692,511

Germany-13.5%

Allianz SE	8,800	2,067,518
Bayer AG	30,900	2,346,190
Deutsche Bank AG	20,100	2,932,899
E.ON AG	4,500	756,991
GEA Group AG	20,100	702,144
Merck KGaA	21,300	2,941,945
SAP AG	34,600	1,782,793
Siemens AG	22,300	3,216,487

		16,746,967

Greece-2.8%

Coca-Cola Hellenic Bottling Co. SA	10,967	504,671
Hellenic Telecommunications Organization SA	26,200	812,043
National Bank of Greece SA	36,500	2,094,598

		3,411,312

Hong Kong-0.9%

Hong Kong & China Gas Co., Ltd.	533,500	1,121,693
Peregrine Investments Holdings, Ltd. † (2)(3)	91,000	0

		1,121,693

Indonesia-0.6%

PT Bank Mandiri	2,233,000	772,344

Italy-5.7%

Banco Popolare di Verona e Novara Scrl	40,700	1,175,522
Saipem SpA	83,400	2,862,578
UniCredito Italiano SpA	344,400	3,090,428

		7,128,528

Japan-17.1%

Canon, Inc.	37,100	2,178,542
Daiichi Sankyo Co., Ltd.	49,300	1,309,328
Elpida Memory, Inc.†	33,400	1,472,991
FANUC, Ltd.	21,900	2,262,481
Ibiden Co., Ltd.	22,700	1,467,549
Japan Tobacco, Inc.	560	2,765,320
JFE Holdings, Inc.	12,300	766,222
Komatsu, Ltd.	58,500	1,700,954
Mitsui & Co., Ltd.	57,000	1,136,528
Mori Seiki Co., Ltd.	29,000	902,092
ORIX Corp.	4,600	1,212,345
Toho Zinc Co., Ltd.	33,000	303,399
Tokyo Electric Power Co., Inc.	38,600	1,241,470
Toyota Motor Corp.	40,600	2,572,020

		21,291,241

Luxembourg-0.5%

Acergy SA	27,300	620,355

Malaysia-1.3%

UEM World Bhd	472,000	516,773
UMW Holdings Bhd	291,800	1,064,933

		1,581,706

Mexico-2.8%

America Movil SAB de CV ADR†	25,500	1,579,215
Axtel SAB de CV	184,200	1,125,302
Desarrolladora Homex SA de CV ADR	12,600	763,434

		3,467,951

Norway-3.5%

DNB NOR ASA	97,700	1,262,473
Norsk Hydro ASA	54,400	2,103,325
Petroleum Geo-Services ASA	40,100	1,001,318

		4,367,116

Russia-2.3%

OAO Gazprom ADR (London)	40,900	1,713,710
VTB Bank OJSC GDR*	100,563	1,104,182

		2,817,892

Singapore-0.7%

CapitaLand, Ltd.	172,000	910,142

South Africa-0.8%

Barloworld, Ltd.	37,000	1,031,341

South Korea-3.2%

Daelim Industrial Co.	9,600	1,428,803
LG Electronics, Inc.	15,000	1,240,461
Samsung Card Co.	104	6,394
Shinhan Financial Group Co., Ltd.	21,300	1,295,730

		3,971,388

Switzerland-5.9%

Nestle SA	1,700	648,547
Nobel Biocare Holding AG	5,200	1,704,953
Novartis AG	37,200	2,101,351
Syngenta AG	5,700	1,116,201
Zurich Financial Services AG	5,800	1,800,778

		7,371,830

Taiwan-1.3%

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	141,202	1,571,578

United Kingdom-9.5%

BT Group PLC	266,300	1,778,068
Inmarsat PLC	134,900	1,095,084
Pennon Group PLC	95,300	1,178,852
Reckitt Benckiser PLC	56,200	3,086,591
Rio Tinto PLC	11,500	883,775
Royal Bank of Scotland Group PLC	38,700	491,926
Smith & Nephew PLC	156,700	1,947,804
Xstrata PLC	22,500	1,349,594

		11,811,694

United States-0.0%

SoftBrands, Inc.†	40	83

Total Common Stock (cost $100,897,830)		119,430,936

PREFERRED STOCK-2.5%
Brazil-0.7%
NET Servicos de Comunicacao SA	53,700	890,824

Germany-1.8%
Henkel KgaA	42,300	2,237,938

Total Preferred Stock (cost $2,957,460)		3,128,762

Total Long-Term Investment Securities (cost $103,855,290)		122,559,698

TOTAL INVESTMENTS (cost $103,855,290)(1)	98.6%	122,559,698
Other assets less liabilities	1.4	1,768,169

NET ASSETS	100.0%	$124,327,867

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At June 30, 2007, the aggregate value of these securities was $1,104,182 representing 0.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	See Note 3 for cost of investment on a tax basis
(2)	Fair valued security; See Note 1.
(3)	Illiquid security

ADR – American Depository Receipt

GDR – Global Depository Receipt

Industry Allocation*

Banks-Commercial	15.5%
Medical-Drugs	6.4
Soap & Cleaning Preparation	4.3
Auto-Cars/Light Trucks	4.0
Oil-Field Services	3.6
Insurance-Multi-line	3.1
Telephone-Integrated	3.0
Medical Products	2.9
Building-Heavy Construction	2.8
Diversified Manufactured Operations	2.6
Tobacco	2.2
Diversified Minerals	2.0
Chemicals-Diversified	1.9
Television	1.9
Electronic Components-Misc.	1.8
Office Automation & Equipment	1.8
Oil Companies-Integrated	1.7
Electric-Integrated	1.6
Hotels/Motels	1.5
Enterprise Software/Service	1.4
Machinery-Construction & Mining	1.4
Oil Companies-Exploration & Production	1.4
Cellular Telecom	1.3
Rubber-Tires	1.3
Semiconductors Components-Intergrated Circuits	1.3
Telecommunication Equipment	1.3
Circuit Boards	1.2
Coal	1.2
Diversified Operations	1.2
Electronic Components-Semiconductors	1.2
Chemicals-Other	1.1
Diversified Financial Services	1.0
Electric Products-Misc.	1.0
Finance-Leasing Companies	1.0
Insurance-Property/Casualty	1.0
Water	1.0
Agricultural Chemicals	0.9
Auto/Truck Parts & Equipment-Original	0.9
E-Commerce/Products	0.9
Food-Retail	0.9
Gas-Distribution	0.9
Import/Export	0.9
Satellite Telecom	0.9
Cable TV	0.7
Engineering/R&D Services	0.7
Machine Tools & Related Products	0.7
Metal-Diversified	0.7
Miscellaneous Manufacturing	0.7
Real Estate Operations & Development	0.7
Building-Residential/Commerical	0.6
Lighting Products & Systems	0.6
Steel-Producers	0.6
Food-Misc.	0.5
Beverages-Non-alcoholic	0.4
Multimedia	0.3
Metal Processors & Fabrication	0.2

98.6%

*	Calculated as a percentage of Net Assets

See Notes to Portfolio of Investments

SunAmerica Value Fund

PORTFOLIO OF INVESTMENTS—June 30, 2007 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK-95.3%
Aerospace/Defense-Equipment-2.2%

United Technologies Corp.	72,700	$5,156,611

Banks-Fiduciary-2.2%

The Bank of New York Co., Inc.	127,500	5,283,600

Banks-Super Regional-10.3%

Bank of America Corp.	186,400	9,113,096
US Bancorp	137,500	4,530,625
Wachovia Corp.	120,000	6,150,000
Wells Fargo & Co.	125,000	4,396,250

		24,189,971

Cable TV-2.2%

Comcast Corp., Class A†	184,600	5,190,952

Chemicals-Diversified-1.1%

Dow Chemical Co.	56,500	2,498,430

Computers-2.1%

Hewlett-Packard Co.	59,000	2,632,580
International Business Machines Corp.	21,500	2,262,875

		4,895,455

Cosmetics & Toiletries-2.4%

Procter & Gamble Co.	90,800	5,556,052

Diversified Manufactured Operations-2.1%

General Electric Co.	127,700	4,888,356

Electric Products-Misc.-1.6%

Emerson Electric Co.	81,200	3,800,160

Electric-Integrated-4.3%

Duke Energy Corp.	180,500	3,303,150
FPL Group, Inc.	58,200	3,302,268
Southern Co.	100,100	3,432,429

		10,037,847

Electronic Components-Semiconductors-1.1%

Intel Corp.	106,500	2,530,440

Finance-Consumer Loans-1.0%

SLM Corp.	42,200	2,429,876

Finance-Credit Card-1.7%

American Express Co.	65,800	4,025,644

Finance-Investment Banker/Broker-10.5%

Citigroup, Inc.	178,100	9,134,749
J.P. Morgan Chase & Co.	136,100	6,594,045
Morgan Stanley	54,000	4,529,520
TD Ameritrade Holding Corp.†	218,800	4,376,000

		24,634,314

Finance-Mortgage Loan/Banker-1.5%

Fannie Mae	53,200	3,475,556

Food-Misc.-1.5%

Kraft Foods, Inc., Class A	100,957	3,558,734

Industrial Gases-1.1%

Air Products & Chemicals, Inc.	32,300	2,595,951

Insurance-Multi-line-2.6%

Allstate Corp.	38,600	2,374,286
MetLife, Inc.	57,000	3,675,360

		6,049,646

Insurance-Property/Casualty-1.9%

Chubb Corp.	81,400	4,406,996

Medical Products-1.8%

Johnson & Johnson	69,100	4,257,942

Medical-Drugs-3.1%

Bristol-Myers Squibb Co.	40,500	1,278,180
Pfizer, Inc.	230,200	5,886,214

		7,164,394

Medical-HMO-1.4%

UnitedHealth Group, Inc.	63,700	3,257,618

Metal-Aluminum-0.9%

Alcoa, Inc.	50,500	2,046,765

Multimedia-1.5%

Time Warner, Inc.	166,000	3,492,640

Non-Hazardous Waste Disposal-1.6%

Waste Management, Inc.	96,600	3,772,230

Oil Companies-Integrated-14.1%

Chevron Corp.	113,800	9,586,512
ConocoPhillips	99,200	7,787,200
Exxon Mobil Corp.	127,500	10,694,700
Occidental Petroleum Corp.	88,700	5,133,956

		33,202,368

Oil-Field Services-1.4%

Halliburton Co.	97,700	3,370,650

Paper & Related Products-1.1%

International Paper Co.	67,900	2,651,495

Retail-Apparel/Shoe-1.5%

American Eagle Outfitters, Inc.	137,100	3,517,986

Retail-Building Products-1.6%

Home Depot, Inc.	93,200	3,667,420

Retail-Discount-1.5%

Target Corp.	56,600	3,599,760

Telecom Equipment-Fiber Optics-1.0%

Corning, Inc.†	92,800	2,371,040

Telecom Services-1.0%

Time Warner Telecom, Inc., Class A†	116,600	2,343,660

Telephone-Integrated-6.0%

AT&T, Inc.	190,750	7,916,125
Verizon Communications, Inc.	151,000	6,216,670

		14,132,795

Tobacco-1.4%

Altria Group, Inc.	48,000	3,366,720

Transport-Services-1.0%

United Parcel Service, Inc., Class B	32,100	2,343,300

Total Long-Term Investment Securities (cost $199,124,973)		223,763,374

REPURCHASE AGREEMENTS-5.2%(1)

State Street Bank & Trust Co. Joint Repurchase Agreement	$4,624,000	4,624,000
UBS Securities, LLC Joint Repurchase Agreement	7,568,000	7,568,000

Total Repurchase Agreements (cost $12,192,000)		12,192,000

TOTAL INVESTMENTS (cost $211,316,973) (2)	100.5%	235,955,374
Liabilities in excess of other assets	(0.5)	(1,212,632)

NET ASSETS	100.0%	$234,742,742

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 3 for cost of investment on a tax basis.

See Notes to Portfolio of Investments

SunAmerica Disciplined Growth Fund @

PORTFOLIO OF INVESTMENTS—June 30, 2007 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK-98.3%
Aerospace/Defense-6.0%

Boeing Co.	13,300	$1,278,928
Rockwell Collins, Inc.	16,600	1,172,624
Spirit Aerosystems Holdings, Inc., Class A†	22,700	818,335

		3,269,887

Aerospace/Defense-Equipment-5.1%

Alliant Techsystems, Inc.†	20,600	2,042,490
BE Aerospace, Inc.†	18,000	743,400

		2,785,890

Apparel Manufacturer-1.1%

Phillips-Van Heusen Corp.	10,000	605,700

Beverages-Non-alcoholic-2.0%

PepsiCo, Inc.	17,000	1,102,450

Cable TV-2.1%

Comcast Corp., Class A†	40,700	1,144,484

Cellular Telecom-4.5%

Leap Wireless International, Inc.†	13,000	1,098,500
NII Holdings, Inc.†	16,800	1,356,432

		2,454,932

Commercial Services-1.0%

AerCap Holdings NV†	17,500	560,000

Computers-3.5%

Apple, Inc.†	5,300	646,812
Hewlett-Packard Co.	14,000	624,680
International Business Machines Corp.	6,300	663,075

		1,934,567

Computers-Integrated Systems-1.7%

NCR Corp.†	7,000	367,780
Riverbed Technology, Inc.†	13,000	569,660

		937,440

Computers-Memory Devices-1.1%

Network Appliance, Inc.†	20,000	584,000

Cosmetics & Toiletries-0.1%

Physicians Formula Holdings, Inc.†	5,000	78,625

Data Processing/Management-1.9%

NAVTEQ Corp.†	24,000	1,016,160

Dental Supplies & Equipment-0.8%

Sirona Dental Systems, Inc.†	11,700	442,611

Diagnostic Kits-2.4%

Inverness Medical Innovations, Inc.†	26,000	1,326,520

Diversified Manufactured Operations-1.6%

Roper Industries, Inc.	15,500	885,050

Diversified Minerals-2.9%

BHP Billiton, Ltd. ADR	15,000	896,250
Cia Vale do Rio Doce ADR	15,000	668,250

		1,564,500

E-Commerce/Products-1.3%

NutriSystem, Inc.†	10,000	698,400

Electronic Components-Semiconductors-5.5%

Intel Corp.	28,000	665,280
Microsemi Corp.†	24,000	574,800
ON Semiconductor Corp.†	112,000	1,200,640
QLogic Corp.†	33,800	562,770

		3,003,490

Electronic Design Automation-0.7%

Comtech Group, Inc.†	23,000	379,730

Engineering/R&D Services-2.2%

ABB, Ltd. ADR	28,500	644,100
Fluor Corp.	5,200	579,124

		1,223,224

Finance-Investment Banker/Broker-5.2%

Lehman Brothers Holdings, Inc.	7,100	529,092
optionsXpress Holdings, Inc.	22,000	564,520
The Goldman Sachs Group, Inc.	8,000	1,734,000

		2,827,612

Finance-Mortgage Loan/Banker-1.1%

Fannie Mae	9,300	607,569

Finance-Other Services-2.0%

IntercontinentalExchange, Inc.†	3,600	532,260
Nymex Holdings, Inc.	4,400	552,772

		1,085,032

Financial Guarantee Insurance-1.1%

Ambac Financial Group, Inc.	6,700	584,173

Insurance-Multi-line-2.6%

MetLife, Inc.	22,000	1,418,560

Internet Security-4.9%

Blue Coat Systems, Inc.†	54,200	2,683,984

Investment Management/Advisor Services-1.1%

Invesco PLC ADR	22,500	581,625

Medical Instruments-0.8%

Micrus Endovascular Corp.†	18,300	450,180

Medical-Biomedical/Gene-3.3%

Genzyme Corp.†	9,300	598,920
Omrix Biopharmaceuticals, Inc.†	17,000	534,820
Sangamo Biosciences, Inc.†	80,000	649,600

		1,783,340

Medical-Drugs-1.1%

Gentium SpA ADR†	1,000	16,500
Novartis AG ADR	10,200	571,914

		588,414

Metal Processors & Fabrication-2.2%

Dynamic Materials Corp.	16,000	600,000
Precision Castparts Corp.	4,900	594,664

		1,194,664

Metal-Diversified-2.8%

Boliden AB	30,000	626,170
Freeport-McMoRan Copper & Gold, Inc.	7,200	596,304
Vedanta Resources PLC	9,000	291,877

		1,514,351

Networking Products-3.2%

Polycom, Inc.†	52,000	1,747,200

Non-Ferrous Metals-0.9%

Cameco Corp.	10,000	507,400

Oil Companies-Integrated-2.6%

ConocoPhillips	18,200	1,428,700

Oil-Field Services-2.1%

Halliburton Co.	32,400	1,117,800

Real Estate Investment Trusts-0.9%

Alexandria Real Estate Equities, Inc.	5,000	484,100

Retail-Discount-2.4%

Target Corp.	20,300	1,291,080

Steel-Producer-0.0%

Claymont Steel, Inc.†	100	2,139

Telecommunication Equipment-2.1%

Sirenza Microdevices, Inc.†	97,000	1,151,390

Telephone-Integrated-2.3%

AT&T, Inc.	30,000	1,245,000

Tobacco-1.8%

Altria Group, Inc.	14,000	981,960

Web Hosting/Design-0.5%

NIC, Inc.†	40,000	273,600

Web Portals/ISP-1.1%

Google, Inc., Class A†	1,100	575,718

X-Ray Equipment-2.7%

Hologic, Inc.†	27,000	1,493,370

Total Long-Term Investment Securities (cost $48,668,531)		53,616,621

REPURCHASE AGREEMENT-1.0%

State Street Bank & Trust Co., Joint Repurchase Agreement (1) (cost $551,000)	$551,000	551,000

TOTAL INVESTMENTS (cost $49,219,531) (2)	99.3%	54,167,621
Other assets less liabilities	0.7	364,401

NET ASSETS	100.0%	$54,532,022

@	Effective May 15, 2007, the SunAmerica Tax Managed Equity Fund changed its name to “SunAmerica Disciplined Growth Fund.”
†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 3 for cost of investment on a tax basis.

ADR – American Depository Receipt

See Notes to Portfolio of Investments

SunAmerica International Small-Cap Fund

PORTFOLIO OF INVESTMENTS—June 30, 2007 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK-91.5%
Australia-3.1%

Bradken, Ltd.	26,826	$243,351
JB Hi-Fi, Ltd.	36,632	336,033
Just Group, Ltd.	55,133	205,664
Sino Gold, Ltd.†	25,293	120,726
Tassal Group, Ltd.	73,726	207,516

		1,113,290

Austria-0.9%

Andritz AG	5,004	331,793

Bermuda-2.0%

Global Sources, Ltd.	6,300	143,010
Glorious Sun Enterprises, Ltd.	436,000	210,773
I.T, Ltd.	682,000	149,148
Sino Techfibre, Ltd.†	172,000	159,556
TPV Technology, Ltd.	110,000	76,108

		738,595

Cayman Islands-0.7%

Shenzhou International Group Holdings, Ltd.	133,000	64,636
SINA Corp.	4,200	175,812
SPG Land Holdings, Ltd.†	35,000	23,052

		263,500

China-0.8%

Shanghai Jin Jiang International Hotels Group Co., Ltd.	428,000	221,685
Travelsky Technology, Ltd.	72,000	61,602

		283,287

Denmark-4.7%

Bang & Olufsen A/S, Class B	3,105	372,144
Bavarian Nordic A/S	2,150	203,332
FLSmidth & Co. A/S	6,354	501,534
Genmab A/S†	2,985	191,910
Royal UNIBREW A/S	3,020	422,374

		1,691,294

Finland-4.8%

KCI Konecranes Oyj	10,365	436,426
Lassila & Tikanoja Oyj	8,580	291,476
Nokian Renkaat Oyj	13,452	473,736
Ramirent Oyj	19,696	536,883

		1,738,521

France-4.1%

Guerbet	907	176,710
IMS-Intl Metal Service	4,489	214,470
Ingenico SA	8,236	244,119
Neopost SA	2,145	315,021
Sechilienne SA	3,170	205,898
Teleperformance	6,962	303,882

		1,460,100

Germany-11.4%

Bauer AG	3,447	279,454
Demag Cranes AG	2,849	190,678
ElringKlinger AG	6,945	634,950
Fielmann AG	7,587	480,571
Francotyp-Postalia Holding AG†	2,903	63,847
Kloeckner & Co. AG	7,616	555,079
Pfleiderer AG	18,560	567,712
Rational AG	1,063	208,398
Software AG†	3,273	320,499
Symrise AG†	14,528	434,747
Wincor Nixdorf AG	3,960	368,745

		4,104,680

Greece-1.5%

Athens Stock Exchange SA	20,484	537,847

Indonesia-0.8%

Ramayana Lestari Sentosa Tbk PT	885,500	98,988
United Tractors Tbk PT	199,500	182,166

		281,154

Ireland-2.8%

Grafton Group PLC†	12,365	176,726
Iaws Group PLC	15,910	333,767
Kingspan Group PLC (Ireland)	14,554	408,933
Norkom Group PLC†	36,550	104,873

		1,024,299

Italy-2.1%

ASM SpA	46,680	284,147
Digital Multimedia Technologies SpA	2,190	188,010
Piccolo Credito Valtellinese Scarl	6,830	104,458
Tod’s SpA	1,890	169,162

		745,777

Japan-26.9%

Amano Corp.	6,800	95,987
Asahi Soft Drinks Co, Ltd.	11,000	163,046
Chugoku Marine Paints, Ltd.	30,000	355,736
Culture Convenience Club Co.	17,700	78,203
Daikoku Denki Co, Ltd.	3,500	57,137
Dena Co., Ltd.	53	184,236
Digital Garage, Inc.	57	72,219
Disco Corp.	2,400	139,176
Don Quijote Co, Ltd.	14,000	280,853
en-japan, Inc.	26	97,137
EPS Co., Ltd.	29	93,742
Exedy Corp.	7,900	215,586
Fujimi, Inc.	5,300	139,468
Harmonic Drive Systems, Inc.	16	80,049
HIS Co, Ltd.	8,800	242,290
Hisamitsu Pharmaceutical Co., Inc.	5,500	151,878
Hitachi Systems & Services, Ltd.	6,300	135,594
Intelligence, Ltd.	36	85,961
Iriso Electronics Co., Ltd.	2,600	70,530
Japan Aviation Electronics Industry, Ltd.	12,000	161,592
Japan Steel Works, Ltd.	18,000	274,843
Kaga Electronics Co, Ltd.	3,900	69,527
KaKaKu.com, Inc.	45	111,838
Kenedix, Inc.	44	82,193
Kitz Corp.†	11,000	95,951
Koito Manufacturing Co., Ltd.	11,000	133,385
Kyoritsu Maintenance Co., Ltd.	7,100	143,586
La Parler Co., Ltd.	43	45,750
Lintec Corp.	7,800	165,344
Mani, Inc.	1,300	73,697
MCJ Co., Ltd.	2	940
Miraca Holdings, Inc.	5,000	100,305
Miraial Co., Ltd.	1,000	138,477
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,050	137,234
Modec, Inc.	7,100	278,522
Moshi Moshi Hotline, Inc.	5,400	241,218
Nabtesco Corp.	19,000	277,612
Nichias Corp.	22,000	233,892
Nihon Dempa Kogyo Co., Ltd.	2,800	159,188
Nishimatsuya Chain Co., Ltd.	8,900	151,436
Nissha Printing Co, Ltd.	2,000	54,416
Obic Co, Ltd.	1,030	203,699
Oenon Holdings, Inc.	10,000	26,802
Okasan Holdings, Inc.	20,000	133,036
Otsuka Corp.	2,700	256,788
Park24 Co, Ltd.	6,300	63,448
ResortTrust, Inc.	12,000	276,305
Rohto Pharmaceutical Co., Ltd.	9,000	90,932
Sankyu, Inc.	27,000	132,451
Sasebo Heavy Industries Co., Ltd.	27,000	137,275
Sato Corp.	4,800	89,665
Secom Techno Service Co., Ltd.	3,000	121,340
St. Marc Holdings Co., Ltd.	2,000	100,061
Star Micronics Co., Ltd.	11,100	296,601
Sumco Techxiv Corp.	300	20,970
Sysmex Corp.	5,400	199,553
Taiyo Ink Manufacturing Co., Ltd.	4,700	146,583
Teikoku Piston Ring Co., Ltd.	11,000	87,107
Telepark Corp.	58	84,792
The Kagoshima Bank, Ltd.	11,000	83,176
Toho Pharmaceutical Co., Ltd.	5,900	98,952
Toshiba Machine Co., Ltd.	11,000	102,294
Toyo Tanso Co., Ltd.	2,950	220,906
Tsumura & Co.	6,200	114,558
Unicharm Petcare Corp	1,800	72,658
Union Tool Co.	3,500	129,340
USS Co., Ltd.	3,460	220,597
Works Applications Co., Ltd.†	143	94,075
Xebio Co., Ltd.	5,100	136,690
Yamaguchi Financial Group, Inc.	6,000	73,243

		9,683,671

Malaysia-0.7%

IGB Corp. Bhd	188,300	147,804
Muhibbah Engineering (M) Bhd	47,300	93,161

		240,965

Netherlands-1.4%

Aalberts Industries NV	18,184	500,836

Norway-2.1%

ProSafe ASA	26,348	422,233
Sevan Marine ASA†	31,715	333,449

		755,682

Philippines-0.4%

Chemrez Technologies, Inc.	107,000	13,187
International Container Term Services, Inc.	185,600	114,370

		127,557

Singapore-2.3%

Ho Bee Investment, Ltd.	154,000	236,420
Inter-Roller Engineering, Ltd.	349,000	250,792
Raffles Medical Group, Ltd.	206,800	202,646
United Test and Assembly Center, Ltd.†	185,000	140,193

		830,051

South Korea-2.5%

CJ Internet Corp.	5,940	136,951
Jinsung T.E.C., Ltd.	9,548	112,652
JVM Co., Ltd.	2,280	135,736
Nexen Tire Corp.	3,550	191,747
The Basic House Co., Ltd.†	5,720	82,966
TSM Tech Co., Ltd.†	7,989	234,347

		894,399

Spain-0.6%

Mecalux SA	3,860	178,672
Solaria Energia y Medio Ambiente SA	1,614	25,121

		203,793

Sweden-5.0%

JM AB	11,970	365,793
Lindab International AB	17,889	520,516
Munters AB	19,140	300,846
Q-Med AB	13,850	198,459
RaySearch Laboratories AB†	6,530	233,923
rnb Retail and Brands AB	14,980	186,177

		1,805,714

Switzerland-3.6%

Banque Cantonale Vaudoise	347	178,968
Basilea Pharmaceutica AG	1,433	317,336
Compagne Financiere Tradition	1,025	163,631
Gurit Holding AG	157	203,721
Speedel Holding AG†	826	123,072
Vontobel Holding AG	5,312	306,152

		1,292,880

Taiwan-1.0%

Everlight Electronics Co., Ltd.	36,000	128,705
Sanyang Industrial Co., Ltd.	302,000	229,261

		357,966

United Kingdom-5.3%

Cookson Group PLC	29,156	415,106
Detica Group PLC	22,998	177,686
IG Group Holdings PLC	62,265	369,789
Luminar PLC	19,696	276,861
Northumbrian Water Group PLC	47,897	295,760
Tanfield Group PLC†	102,638	379,238

		1,914,440

Total Common Stock (cost $28,371,476)		32,922,091

PREFERRED STOCK 2.7%
Germany-2.7%
Fuchs Petrolub AG	3,630	336,542
Hugo Boss AG 7.49%	10,303	618,721

Total Preferred Stock (cost $807,410)		955,263

Total Long-Term Investment Securities (cost $29,178,886)		33,877,354

SHORT-TERM INVESTMENT SECURITIES-4.3%
Euro Time Deposit with State Street Bank & Trust Co. 2.80% due 07/02/07 (cost $1,552,000)	1,552,000	1,552,000

TOTAL INVESTMENTS (cost $30,730,886) (1)	98.5%	35,429,354
Other assets less liabilities	1.5	552,898

NET ASSETS	100.0%	$35,982,252

†	Non-income producing security
(1)	See Note 3 for cost of investment on a tax basis.

Industry Allocation*

Building & Construction Products-Misc.	5.4%
Time Deposits	4.3
Auto/Truck Parts & Equipment-Original	3.0
Machinery-General Industrial	2.9
Building & Construction-Misc.	2.6
Diversified Manufactured Operations	2.5
Retail-Apparel/Shoe	2.5
Computers-Integrated Systems	2.3
Machinery-Material Handling	2.3
Medical-Biomedical/Gene	2.3
Banks-Commercial	2.1
Distribution/Wholesale	2.1
Apparel Manufacturers	2.0
Machinery-Electrical	2.0
Rubber-Tires	1.9
Miscellaneous Manufacturing	1.8
Electronic Components-Misc.	1.7
Chemicals-Diversified	1.6
Engineering/R&D Services	1.6
Machinery-Construction & Mining	1.6
Finance-Other Services	1.5
Medical-Drugs	1.5
Rental Auto/Equipment	1.5
Chemicals-Specialty	1.4
Medical Products	1.4
Retail-Misc./Diversified	1.3
Brewery	1.2
Oil-Field Services	1.2
Food-Misc.	1.1
Office Automation & Equipment	1.1
Real Estate Operations & Development	1.1
Audio/Video Products	1.0
Coatings/Paint	1.0
Computers	1.0
Gambling (Non-Hotel)	1.0
Retail-Restaurants	1.0
Enterprise Software/Service	0.9
Oil Field Machinery & Equipment	0.9
Oil Refining & Marketing	0.9
Retail-Consumer Electronics	0.9
Advertising Sales	0.8
E-Commerce/Services	0.8
Electric-Integrated	0.8
Electronic Components-Semiconductors	0.8
Environmental Consulting & Engineering	0.8
Environmental Monitoring & Detection	0.8
Finance-Investment Banker/Broker	0.8
Resorts/Theme Parks	0.8
Retail-Discount	0.8
Water	0.8
Direct Marketing	0.7
Energy-Alternate Sources	0.7
Travel Services	0.7
Appliances	0.6
Auto-Cars/Light Trucks	0.6
Fisheries	0.6
Hotels/Motels	0.6
Medical Instruments	0.6
Medical-Hospitals	0.6
Retail-Automobile	0.6
Beverages-Non-alcoholic	0.5
Consulting Services	0.5
Footwear & Related Apparel	0.5
Medical Imaging Systems	0.5
Retail-Building Products	0.5
Telecommunication Equipment	0.5
Web Portals/ISP	0.5
Applications Software	0.4
Building-Maintance & Services	0.4
Commerce	0.4
Electronics-Military	0.4
Finance-Leasing Companies	0.4
Motion Pictures & Services	0.4
Retail-Sporting Goods	0.4
Shipbuilding	0.4
Textile-Products	0.4
Transport-Truck	0.4
Decision Support Software	0.3
Internet Content-Information/News	0.3
Machinery-Print Trade	0.3
Medical-Wholesale Drug Distribution	0.3
Metal Processors & Fabrication	0.3
Mining	0.3
Protection/Safety	0.3
Retail-Major Department Stores	0.3
Warehousing & Harbor Transportation Services	0.3
Cellular Telecom	0.2
Commercial Services	0.2
Computers-Periphery Equipment	0.2
E-Services/Consulting	0.2
Electronic Connectors	0.2
Electronic Parts Distribution	0.2
Human Resources	0.2
Investment Management/Advisor Services	0.2
Leisure Products	0.2
Printing-Commercial	0.2
Retail-Bookstore	0.2
Textile-Apparel	0.2
Beverages-Wine/Spirits	0.1
Cosmetics & Toiletries	0.1

98.5%

*	Calculated as a percentage of Net Assets

See Notes to Portfolio of Investments

Note 1. Security Valuation

Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U. S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (the “Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short-term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Securities for which market quotations are not readily available or where a development/significant event occurs that may significantly impact the value of the security, then these securities are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Note 2. Repurchase Agreements

As of June 30, 2007, the following Funds held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

Fund	Percentage Interest	Principal Amount
Blue Chip Growth	1.42%	$1,386,000
Growth Opportunities	7.58	7,402,000
New Century	8.57	8,367,000
Growth & Income	3.83	3,739,000
Balanced Assets	3.08	3,013,000
Value	4.73	4,624,000
Disciplined Growth	0.56	551,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated June 30, 2007, bearing interest at a rate of 3.70% per annum, with a principle amount of $97,686,000, a repurchase price of $97,716,120 and a maturity date of July 2, 2007. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value

U.S. Treasury Notes	3.38%	12/15/08	$90,750,000	$88,821,563
U.S. Treasury Notes	3.38	09/15/09	11,085,000	10,821,731

In addition, at June 30, 2007, the following Funds held an undivided interest in a joint repurchase agreement with UBS Securities LLC:

Fund	Percentage Interest	Principal Amount
New Century	4.52%	$9,048,000
Value	3.78	7,568,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities LLC, dated June 30, 2007, bearing interest at a rate of 4.40% per annum, with a principal amount of $200,000,000 a repurchase price of $200,073,333, and a maturity date of July 2, 2007. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Bonds	3.63%	01/15/08	$47,770,000	$48,726,608
U.S. Treasury Inflation Index Bonds	3.00	07/15/12	74,885,000	76,382,730
U.S. Treasury Inflation Index Bonds	2.00	01/15/14	77,345,000	78,892,325

Note 3. Federal Income Taxes

As of June 30, 2007 the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

	Blue Chip Growth Fund	Growth Opportunities Fund	New Century Fund	Growth and Income Fund	Balanced Assets Fund

Cost (tax basis)	$62,101,308	$69,613,740	$115,555,523	$104,101,608	$146,179,986

Appreciation	9,300,343	3,955,718	3,920,090	10,005,438	13,365,516
Depreciation	(1,247,831)	(1,673,931)	(2,344,239)	(2,031,255)	(2,353,825)

Net unrealized appreciation (depreciation)	$8,052,512	$2,281,787	$1,575,851	$7,974,183	$11,011,691

	International Equity Fund	Value Fund	Disciplined Growth Fund	International Small-Cap Fund
Cost (tax basis)	$104,088,277	$211,891,562	$49,583,621	$30,746,711

Appreciation	19,698,949	25,533,383	5,419,892	6,170,289
Depreciation	(1,227,528)	(1,469,571)	(835,892)	(1,487,646)

Net unrealized appreciation (depreciation)	$18,471,421	$24,063,812	$4,584,000	$4,682,643

Note 4. Other Information

On February 9, 2006, American International Group, Inc. (“AIG”), the parent company and an affiliated person of AIG SunAmerica Asset Management Corp. (The “Adviser”), AIG SunAmerica Capital Services, Inc. (The “Distributor”), and AIGGIC, the subadviser to two Funds, (the “Subadviser”), announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission (“SEC”). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG’s accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Funds.

AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”). Certain affiliated persons of AIG, including the Adviser, the Subadvisor and the Distributor, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG’s investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of the Funds. The Adviser, the Subadviser and the Distributor expect that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United States Department of Justice (“DOJ”), the Attorney General of the State of New York (“NYAG”) and the New York State Department of Insurance (“DOI”), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG made payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG’s internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

Subject to receipt of permanent relief, the Adviser, Distributor and the Subadviser believe that the settlements are not likely to have a material adverse effect on their ability to perform their respective investment advisory or distribution services relating to the Funds.

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Equity Funds’ Annual and Semi-annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Equity Funds

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date:	August 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date:	August 28, 2007

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date:	August 28, 2007